File No. 33-11351
                                               Rule 497(e)

Stein Roe Domestic Equity Funds

   Balanced Fund
   Growth & Income Fund, Class S
   Disciplined Stock Fund
   Growth Stock Fund
   Growth Investor Fund, Class S
   Midcap Growth Fund
   Large Company Focus Fund
   Capital Opportunities Fund
   Small Company Growth Fund

Prospectus
February 1, 2000


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Each fund section contains the following information specific to that fund: investment goal; principal investment strategy;
principal investment risks; fund performance; and your expenses.

Please keep this prospectus as your reference manual.

1   Balanced Fund

9   Growth & Income Fund, Class S

16  Disciplined Stock Fund


23  Growth Stock Fund


29  Growth Investor Fund, Class S

37  Midcap Growth Fund

44  Large Company Focus Fund

51  Capital Opportunities Fund

57  Small Company Growth Fund

64  Financial Highlights

74  Your Account
       Purchasing Shares
       Opening an Account
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Reporting to Shareholders
       Dividends and Distributions

89  Other Investments and Risks

94  The Funds' Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure

[Callout]
DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.
[End Callout]

THE FUNDS
BALANCED FUND

INVESTMENT GOAL   Stein Roe Balanced Fund seeks long-term growth
of capital and current income consistent with reasonable investment risk.

PRINCIPAL INVESTMENT STRATEGY   Balanced Fund invests all of its
assets in SR&F Balanced Portfolio as part of a master fund/feeder fund structure. Balanced Portfolio allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Portfolio invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. He also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Portfolio may invest up to 25% of its assets in foreign stocks.

The Portfolio also invests at least 25% of its assets in bonds. The Portfolio purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Portfolio may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Portfolio, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.

The portfolio manager sets the Portfolio's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.

Foreign Securities
Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt Securities
The Portfolio's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise.
Changes in the value of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Balanced Fund if you:
* are a long-term investor and want a fund that offers both stocks and bonds in the same investment
* want a fund that can invest in both domestic and international stocks
* are a first-time investor or want to invest primarily in just one fund
* want to invest in stocks, but are uncomfortable with the risk level of a fund that invests solely in stocks
* want to invest in bonds, but want more return potential than is typically available from a fund that invests solely in bonds

Balanced Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are saving for a short-term investment
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                  YEAR-BY-YEAR TOTAL RETURNS
45%                                                         47.95%
40%
35%
30%
25%      29.59%
20%                                22.65%
15%                                     17.05% 17.47%
10%                   12.34%                         12.19%
 5%             7.89%
 0%
-5% -1.72%                  -4.12%
     1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[  ] Balanced Fund
[end of bar chart]

Best quarter: 4th quarter 1998, +12.53%
Worst quarter: 3rd quarter 1998, -9.49%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                     AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                           1 yr        5 yr        10 yr
Balanced Fund             47.95%      16.26%       12.13%
S&P 500 Index*            21.03%      28.54%       18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                   0.70%
Distribution (12b-1) fees            None
Other expenses                       0.44%
Total annual fund operating expenses 1.14%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                      1 yr        3 yrs      5 yrs      10 yrs
---------------------------------------------------------------
Balanced Fund         $116        $362       $628       $1,386

THE FUNDS
GROWTH & INCOME FUND, CLASS S

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth & Income Fund seeks to provide
both growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY   Growth & Income Fund invests all
of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. Growth & Income Portfolio invests primarily in common stocks of well-established companies having large market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager looks for common stocks that have the potential to increase in price and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth & Income Fund if you:
* want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends
* are a long-term investor looking for steady, not aggressive, growth potential
* are a first-time investor or want to invest primarily in just one stock fund

Growth & Income Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with stock market investing
* are saving for a short-term investment
* are not interested in generating taxable current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                   YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%       32.42%                  30.15%
25%                                            25.71%
20%                                      21.81%
15%                                                  19.54%
10%              10.01% 12.86%                             11.13%
 5%
 0%
-5%  -1.72%                  -0.14%
      1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[  ] Growth & Income Fund
[end of bar chart]

Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd quarter 1990, -12.06%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                                1 yr      5 yr      10 yr
----------------------------------------------------------------
Growth & Income Fund, Class S  11.13%    21.50%     15.63%
S&P 500 Index*                 21.03%    28.54%     18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                    0.75%
Distribution (12b-1) fees             None
Other expenses                        0.31%
Total annual fund operating expenses  1.06%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                                    1 yr   3 yrs   5 yrs   10 yrs
------------------------------------------------------------------
Growth & Income Fund, Class S      $108     $337    $585   $1,294

THE FUNDS
DISCIPLINED STOCK FUND

INVESTMENT GOAL   Stein Roe Disciplined Stock Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Disciplined Stock Fund invests all
of its assets in SR&F Disciplined Stock Portfolio as part of a master fund/feeder fund structure. Under normal market circumstances, Disciplined Stock Portfolio will invest primarily in common stocks of midcapitalization companies. The Portfolio may also invest in companies having large-market capitalizations. The Portfolio may invest up to 25% of its assets in foreign stocks. The portfolio will be "blend" in nature, meaning that the managers will exercise latitude in investing in the stocks of companies that have "growth" and/or "value" characteristics. The portfolio managers will generally avoid growth stocks with very high relative price/earnings ratios and growth rates. These strategies reflect the Fund's more conservative posture than a fund investing only in growth stocks. In selecting stocks with value characteristics, the portfolio managers will look for companies that are undervalued and are perhaps growing more slowly, but whose valuation may be attractive based on factors such as an improved earnings outlook, increasing free cash flow, new product initiatives or changes in management.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group than larger companies. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Disciplined Stock Fund if you:
* want a fund that typically will blend both growth and value characteristics
* are a long-term investor

Disciplined Stock Fund is not appropriate for investors who:
* want to avoid the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                      YEAR-BY-YEAR TOTAL RETURNS
40%
35%         34.04%
30%
25%                                             25.94%
20%                     20.42%
15%                                 18.73% 18.81%
10%               14.05%                                    10.51%
 5%
 0%
-5%  -5.81%                   -3.35%
-10%
-15%                                                  -11.25%
       1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Disciplined Stock Fund
[end of bar chart]

Best quarter: 2nd quarter 1999, +20.87%
Worst quarter: 3rd quarter 1998, -18.13%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                       AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending December 31, 1999
                              1 yr         5 yr        10 yr
----------------------------------------------------------------
Disciplined Stock Fund       10.51%       11.74%      11.31%
S&P MidCap 400 Index*        14.72%       23.05%      17.32%

*The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                         0.87%
Distribution (12b-1) fees                  None
Other expenses                             0.29%
Total annual fund operating expenses       1.16%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                         1 yr     3 yrs     5 yrs      10 yrs
--------------------------------------------------------------
Disciplined Stock Fund   $118      $368     $638        $1,409

THE FUNDS
GROWTH STOCK FUND

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth Stock Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Growth Stock Fund invests all of
its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. Growth Stock Portfolio invests primarily in the common stocks of companies with large-market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth Stock Fund if you:
* are a long-term investor and want to participate in the market for large-capitalization growth stocks
* can tolerate the risk and volatility associated with the general stock market but want less risk and volatility than an aggressive growth fund

Growth Stock Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with stock market investing
* are saving for a short-term investment
* want regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                     YEAR-BY-YEAR TOTAL RETURNS
45%       46.00%
40%
35%                                 35.63%                 36.61%
30%                                            31.62%
25%                                                  25.54%
20%                                     20.94%
15%
10%
 5%              8.24%
 0%  0.93%              2.84%
-5%                           -3.78%
      1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Growth Stock Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +25.35%
Worst quarter: 3rd quarter 1990, -16.61%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                           Periods ending December 31, 1999
                           1 yr        5 yr        10 yr
-------------------------------------------------------------
Growth Stock Fund         36.61%      29.93%       19.31%
S&P 500 Index*            21.03%      28.54%       18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                      0.71%
Distribution (12b-1) fees               None
Other expenses                          0.26%
Total annual fund operating expenses    0.97%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                      1 yr     3 yrs      5 yrs     10 yrs
-------------------------------------------------------------
Growth Stock Fund     $99      $309       $536      $1,190

THE FUNDS
GROWTH INVESTOR FUND, CLASS S

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth Investor Fund seeks long-term
growth.

Principal Investment Strategy Stein Roe Growth Investor Fund invests all its assets in SR&F Growth Investor Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks of companies that Stein Roe believes have long-term growth potential. The Portfolio may invest in companies of any size including smaller, emerging companies. It emphasizes companies in the technology sector, including computer software, computer hardware, semiconductors and Internet infrastructure companies, and various consumer goods sectors, including personal care products, pharmaceuticals and food products. The Portfolio may invest up to 25% of its assets in foreign stocks.

To select investments for the portfolio, the portfolio managers look for companies that are market leaders with growing market share in their respective industries. The managers also look for companies with strong financial balance sheets and experienced management teams.

The portfolio managers may sell a portfolio holding if the company has a deterioration of fundamentals such as lower revenues or earnings growth. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Due to its focus on companies in the technology sector and various consumer goods sectors, the Fund may perform differently than the stock market. Financial, economic, business, political, and other developments affecting the technology or consumer goods sectors will have a greater effect on the Fund. The value of technology-related companies is particularly vulnerable to rapidly changing technology, extensive government regulation, and relatively high costs of obsolescence caused by technological advances, which are higher than in other industry sectors. Shares of a small company may pose greater risks than shares of a large company due to narrow product lines, limited financial resources, less depth in management or a limited trading market for its stock.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth Investor Fund if you:
* are a long-term investor who wants to participate in the stock market through a Fund that emphasizes growth companies
* can accept more investment risk and volatility than the general stock market

Growth Investor Fund is not appropriate for shareholders who:
* want to avoid volatility or possible losses
* want to save for a short-term investment
* need regular current income

FUND PERFORMANCE   The historical performance of the Fund shown in
the performance table is the performance of Stein Roe Young Investor Fund, a separate feeder fund of the Portfolio. Performance for Young Investor Fund is not restated to reflect the higher gross annual operating expenses of Growth Investor Fund.
If those gross annual operating expenses were reflected, performance of Young Investor Fund would be lower. The chart and table give some indication of the risks of investing in the Fund. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Year-by-Year Total Returns

Year-by-year calendar returns show the volatility of Young
Investor Fund since it started. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                  YEAR-BY-YEAR TOTAL RETURNS
40%
35%    39.79%     35.10%
30%                                                   31.68%
25%                          26.28%
20%
15%                                      17.65%
10%
 5%
 0%
-5%
         1995       1996       1997       1998       1999
[ ] Young Investor Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +28.42%
Worst quarter: 3rd quarter 1998, -16.46%

*Growth Investor Fund performance is the performance of Young
Investor Fund from April 29, 1994 through December 31, 1999.

Average Annual Total Returns

Stein Roe Growth Investor Fund commenced operations on March 31, 1999. The Fund's historical performance for all periods prior to March 31, 1999, is the performance of Young Investor Fund and has not been restated to reflect the higher gross annual operating expenses of Growth Investor Fund. Average annual total returns measure Young Investor Fund's performance over time. We compare Young Investor Fund's return with returns for the S&P 500 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                   AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                            1 yr     5 yr    Since Inception
                                             (April 29, 1994)
--------------------------------------------------------------
Young Investor Fund         31.69%   29.87%       27.49%
S&P 500 Index*              21.03%   28.54%       25.65%


*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                      0.73%
Distribution (12b-1) fees               None
Other expenses                          1.61%
Total annual fund operating expenses    2.34%
Expense reimbursement(d)                1.24%
Net expenses                            1.10%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.10% of average daily net assets. This commitment expires on January 31, 2001. After reimbursement, management fees will be 0.0% and other expenses will be 1.10%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                        1 yr     3 yrs     5 yrs     10 yrs
------------------------------------------------------------
Growth Investor Fund    $112     $611     $1,138     $2,581

THE FUNDS
MIDCAP GROWTH FUND

INVESTMENT GOAL   Stein Roe Midcap Growth Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal market conditions,
Midcap Growth Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Midcap Growth Fund if you:
* want a fund that emphasizes midcap companies
* are a long-term investor

Midcap Growth Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with small stock investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                   YEAR-BY-YEAR TOTAL RETURNS
45%
40%                            42.73%
30%
25%
20%
15%              15.24%
10%
 5%
 0%
-5%
                 1998             1999
[ ] Midcap Growth Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +44.10%
Worst quarter: 3rd quarter 1998, -18.35%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                   AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                          1 yr          Since Inception
                                        (June 30, 1997)
------------------------------------------------------------
Midcap Growth Fund        42.73%            26.57%
S&P 500 Index*            21.03%            24.26%

*The S&P 500 Index is an group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.90%
Distribution (12b-1) fees              None
Other Expenses                         0.64%
Total annual fund operating expenses   1.54%
Expense reimbursement(d)               0.29%
Net expenses                           1.25%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.25% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.61%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                      1 yr      3 yrs     5 yrs    10 yrs
------------------------------------------------------------
Midcap Growth Fund    $127      $458      $812     $1,810

THE FUNDS
LARGE COMPANY FOCUS FUND

INVESTMENT GOAL   Stein Roe Large Company Focus Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY   Large Company Focus Fund invests
primarily in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's NAV and cause the Fund's NAV to fluctuate more than the NAV of diversified growth funds.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Large Company Focus Fund if you:
* want a mutual fund that invests in a limited number of large-cap growth stocks
* want the added performance potential of a focus fund and are comfortable with the increased price volatility that may accompany focused investing
* are a long-term investor

Large Company Focus Fund is not appropriate for investors who:
* want to avoid the greater price volatility associated with a fund that invests in a limited number of stocks
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar year 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

This chart illustrates performance for the one-year period ended
December 31, 1999 and provides an indication of the risks of investing in the Fund.

[bar chart]
  ANNUAL TOTAL RETURNS
40%
35%     37.99%
30%
25%
20%
15%
10%
 5%
 0%
-5%
         1999
[  ] Large Company Focus Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +20.90%
Worst quarter: 3rd quarter 1998, -12.87%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                           Periods ending December 31, 1999
                           1 yr          Since Inception
                                         (June 26, 1998)
--------------------------------------------------------------
Large Company Focus Fund    37.99%           26.36%
S&P 500 Index*              21.03%           20.46%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from June 30, 1998 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                       0.90%
Distribution (12b-1) fees                None
Other expenses                           0.71%
Total annual fund operating expenses     1.61%
Expense reimbursement(d)                 0.11%
Net expenses                             1.50%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.50% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.79%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                             EXPENSE EXAMPLE
                             1 yr     3 yrs     5 yrs     10 yrs
-----------------------------------------------------------------
Large Company Focus Fund     $153     $497      $866      $1,902

THE FUNDS
STEIN ROE CAPITAL OPPORTUNITIES FUND

INVESTMENT GOAL   Stein Roe Capital Opportunities Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY Capital Opportunities Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the managers concentrate on stocks of small and midcapitalization companies which they believe have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End Callout]

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Capital Opportunities Fund if you:
* like the significant growth potential of aggressive growth companies and can tolerate their greater price volatility
* believe that a company's earnings growth drives its stock price
* are a long-term investor and prefer a fund with a long-term investment horizon

Capital Opportunities Fund is not appropriate for investors who:
* want to avoid the increased price volatility and risks associated with aggressive growth investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                       YEAR-BY-YEAR TOTAL RETURNS
65%
60%         62.79%
55%
50%                                50.77%
45%
40%                                                        40.33%
35%
30%
25%  -29.09%           27.52%
20%                                      20.39%
15%
10%
 5%                                             6.15%
 0%               2.43%      0.00%
-5%                                                   -1.61%
-10%
       1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Capital Opportunities Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +43.85%
Worst quarter: 3rd quarter 1990, -33.14%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending December 31, 1999
                             1 yr        5 yr        10 yr
---------------------------------------------------------------
Capital Opportunities Fund   40.33%     21.61%       14.90%
S&P MidCap 400 Index*        14.72%     23.05%       17.32%

*The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                        0.89%
Distribution (12b-1) fees                 None
Other expenses                            0.30%
Total annual fund operating expenses      1.19%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                             1 yr      3 yrs     5 yrs     10 yrs
Capital Opportunities Fund   $121      $378      $654      $1,443

THE FUNDS
SMALL COMPANY GROWTH FUND

INVESTMENT GOAL   Stein Roe Small Company Growth Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal market conditions,
the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are-or, in the portfolio manager's judgment, have the potential to be-a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. Investments in small- and medium-cap companies may increase these risks relative to investments in larger-cap companies.
These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End of callout]

The price of the Fund's shares-its net asset value (NAV)-may fluctuate daily in response to changes in the market value of the securities.

Small- and Medium-Cap Companies

The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Small Company Growth Fund if you:
* are a long-term investor who seeks the potentially greater growth opportunities of small-cap stocks and can tolerate their greater risks
* can tolerate fluctuations in the Fund's NAV due to greater volatility of small-cap companies

Small Company Growth Fund is not appropriate for investors who:
* already have significant holdings in small-cap stocks or mutual funds
* want to avoid volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
           YEAR-BY-YEAR TOTAL RETURNS*
50%                             50.91%
40%
30%
20%
10%       19.93%
 0%                   7.85%
-5%
           1997        1998      1999
[ ] Small Company Growth Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +36.33%
Worst quarter: 3rd quarter 1998, -19.32%

*On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the chart prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. This chart does not reflect the sales load of the Predecessor Fund's Class A shares.

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P SmallCap 600 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                            1 yr           Since Inception
                                          (March 25, 1996)
--------------------------------------------------------------
Small Company Growth Fund*  50.91%             24.06%
S&P SmallCap 600 Index**    12.41%             13.33%

*On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the table prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. The table does not reflect the sales load of the Predecessor Fund's Class A shares.
**The S&P SmallCap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P SmallCap 600 Index is from March 31, 1996 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees (c)                        1.00%
Distribution (12b-1) fees                  None
Other expenses                             2.73%
Total annual fund operating expenses       3.73%
Expense reimbursement(d)                   2.23%
Net expenses                               1.50%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Management fees reflect increases effective February 1999. In addition, the Fund's 12b-1 fee of 0.25% and load of 5.75% were eliminated effective February 1999. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.50% of average daily net assets. This commitment expires on January 31, 2001. After reimbursement, management fees will be 0.0% and other expenses will be 1.50%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                             1 yr     3 yrs     5 yrs     10 yrs
-----------------------------------------------------------------
Small Company Growth Fund    $153     $935     $1,737     $3,832

FINANCIAL HIGHLIGHTS

The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of a Fund's operations (if shorter). Each Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Funds' annual reports. Arthur Andersen LLP audited the financial statements for the years 1995 through 1998 for Funds other than Small Company Growth Fund. To request an annual report, please call 800-338-2550.

The fiscal year of Small Company Growth Fund ran from July 1 to June 30 through June 30, 1999 when it was changed to September 30. Information for that Fund through June 30, 1998, has been derived from the financial statements of Colonial Aggressive Growth Fund (Predecessor Fund). Certain information reflects the financial results for a single share of Class A of the Predecessor Fund outstanding throughout the period from March 31, 1996 through June 30, 1998. PricewaterhouseCoopers LLP has audited this information for all periods presented for that Fund.

BALANCED FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 30.70  $ 33.41   $ 30.07   $ 27.82   $ 25.78
Income from investment operations
Net investment income (c)                  0.78      0.95      0.95      1.00      1.33
Net gains (losses) on securities
  (both realized and unrealized)           3.85     (0.90)     5.61      2.96      2.22
Total income from investment
  operations                               4.63      0.05      6.56      3.96      3.55
Less distributions
Dividends (from net investment income)    (0.90)    (0.76)    (0.96)    (1.01)    (1.23)
Distributions (from capital gains)        (2.08)    (2.00)    (2.26)    (0.70)    (0.28)
Total distributions                       (2.98)    (2.76)    (3.22)    (1.71)    (1.51)
Net asset value, end of period          $ 32.35   $ 30.70   $ 33.41   $ 30.07   $ 27.82
Total return                              15.74%     0.14%    23.60%    14.83%    14.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $250,690  $247,852  $284,846  $231,063  $228,560
Ratio of net expenses to average
  net assets                             .14%(b)    1.03%    1.05%       1.05%     0.87%
Ratio of net investment income to
  average net assets                    2.35%(b)    2.90%    3.02%       3.45%     5.14%
Portfolio turnover rate (a)               41%         61%      15%         87%       45%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 21%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.07% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

GROWTH & INCOME FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 22.45  $ 22.91   $ 18.39   $ 16.65   $ 14.54
Income from investment operations
Net investment income (c)                   0.22     0.24      0.30      0.27      0.34
Net gains on securities (both
  realized and unrealized)                  4.10     0.55      5.15      3.22      2.56
Total income from investment operations     4.32     0.79      5.45      3.49      2.90
Less distributions
Dividends (from net investment income)     (0.25)   (0.28)    (0.28)    (0.32)    (0.20)
Distributions (from capital gains)         (0.38)   (0.97)    (0.65)    (1.43)    (0.59)
Total distributions                        (0.63)   (1.25)    (0.93)    (1.75)    (0.79)
Net asset value, end of period           $ 26.14  $ 22.45   $ 22.91   $ 18.39   $ 16.65
Total return                               19.39%    3.45%    30.81%    22.67%     21.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $375,789 $351,052  $337,466  $204,387   $139,539
Ratio of net expenses to
  average net assets                      1.06(b)    1.07%     1.13%     1.18%     0.96%
Ratio of net investment income to
  average net assets                     0.79%(b)    1.02%     1.52%     1.65%     1.78%
Portfolio turnover rate (a)                 7%         11%        2%       13%       70%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 7%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

DISCIPLINED STOCK FUND(A)
PER SHARE DATA
                                                      Years ended September 30,
                                            1999     1998       1997       1996       1995
-------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 24.48   $ 33.79    $ 27.39    $ 25.26    $ 23.54
Income from investment operations
Net investment income (loss) (d)            0.17      0.07      (0.06)      0.01       0.13
Net gains (losses) on securities
  (both realized and unrealized)            2.64     (6.06)      8.57       4.14       3.05
Total income from investment operations     2.81     (5.99)      8.51       4.15       3.18
Less distributions
Dividends (from net investment income)     (0.11)        -          -      (0.11)     (0.15)
Distributions (from capital gains)         (4.57)    (3.32)     (2.11)     (1.91)     (1.31)
Total distributions                        (4.68)    (3.32)     (2.11)     (2.02)     (1.46)
Net asset value, end of period           $ 22.61   $ 24.48    $ 33.79    $ 27.39    $ 25.26
Total return                               13.57%   (19.17%)    33.67%     17.89%     14.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $593,526  $911,650 $1,327,578 $1,158,498 $1,201,469
Ratio of net expenses to average net
  assets                                 1.16%(c)    1.13%       1.14%      1.18%     1.02%
Ratio of net investment income (loss)
  to average net assets                  0.63%(c)    0.21%      (0.17%)     0.03%     0.56%
Portfolio turnover rate (b)                47%         46%          7%        32%       41%

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Special Fund to Stein Roe Disciplined Stock Fund.
(b) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 8%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.09% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(d) Per share data was calculated using average shares outstanding during the period.

GROWTH STOCK FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
----------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 34.71  $ 35.29   $ 28.79   $ 26.13   $ 23.58
Income from investment operations
Net investment income (loss) (c)           (0.08)   (0.04)     0.01      0.08      0.12
Net gains on securities (both
  realized and unrealized)                 12.57     1.61      8.79      5.01      5.60
Total income from investment operations    12.49     1.57      8.80      5.09      5.72
Less distributions
Dividends (from net investment income)         -        -     (0.07)    (0.10)    (0.15)
Distributions (from capital gains)             -    (2.15)    (2.23)    (2.33)    (3.02)
Total distributions                            -    (2.15)    (2.30)    (2.43)    (3.17)
Net asset value, end of period           $ 47.20  $ 34.71   $ 35.29   $ 28.79   $ 26.13
Total return                               35.98%    4.69%    33.10%    21.04%    28.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $831,338 $615,345  $607,699  $417,964  $360,336
Ratio of net expenses to average
  net assets                             0.97%(b)   1.03%      1.07%    1.08%     0.99%
Ratio of net investment income (loss)
  to average net assets                (0.18%)(b)  (0.10%)     0.04%    0.32%    0.56%
Portfolio turnover rate (a)                  57%      39%         5%      39%      36%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 22%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.03% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

GROWTH INVESTOR FUND

PER SHARE DATA
                                                   Period ended
                                                   September 30,
                                                      1999(a)
-----------------------------------------------------------------
Net asset value, beginning of period                 $ 10.00
Income from investment operations
Net investment loss (g)                                (0.02)
Net loss on securities (both realized and unrealized)  (0.53)
Total from investment operations                       (0.55)
Net asset value, end of period                       $  9.45
Total return (d)                                       (5.50%)(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)               $11,329
Ratio of net expenses to average net assets (b)          1.10%(c)
Ratio of net investment loss to average net assets (d)  (0.34%)(c)
Portfolio turnover rate (f)                                45%

(a) From commencement of operations on March 31, 1999.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 2.34% (annualized).
(c) Annualized.
(d) Computed giving effect to Stein Roe's expense limitation undertaking.
(e) Not annualized.
(f) Portfolio turnover rate of the Portfolio.
(g) Per share data was calculated using average shares outstanding during the period.

MIDCAP GROWTH FUND (A)
PER SHARE DATA
                                      Years ended    Period ended
                                      September 30,  September 30,
                                      1999     1998      1997(b)
-----------------------------------------------------------------
Net asset value, beginning of period $ 10.41  $ 10.77   $ 10.00
Income from investment operations
Net investment loss (h)                (0.10)   (0.07)        -
Net gains (losses) on securities
  (both realized and unrealized)        2.20    (0.29)     0.77
Total from investment operations        2.10    (0.36)     0.77
Net asset value, end of period       $ 12.51  $ 10.41   $ 10.77
Total return (f)                       20.17%  (3.34%) 7.70%(g)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                      $44,359  $49,974   $49,830
Ratio of net expenses to average
  net assets (c)                       1.25%    1.25%   1.25%(e)
Ratio of net investment income
  (loss) to average net assets(f)   (0.97%)(d) (0.64%)  0.02%(e)
Portfolio turnover rate               133%        75%      3%(g)

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Growth Opportunities Fund to Stein Roe Midcap Growth Fund.
(b) From commencement of operations on June 30, 1997.
(c) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.54% for the year ended September 30, 1999, 1.44% for the year ended September 30, 1998, and 1.74% for the period ended September 30, 1997.
(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accrued in a prior period. The Fund's gross expense ratio and net investment income ratio disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(e) Annualized.
(f) Computed giving effect to Stein Roe's expense limitation undertaking.
(g) Not annualized.
(h) Per share data was calculated using average shares outstanding during the period.

LARGE COMPANY FOCUS FUND
PER SHARE DATA
                                     Year ended     Period ended
                                     September 30,  September 30,
                                        1999            1998(a)
-----------------------------------------------------------------
Net asset value, beginning of period  $  8.73         $ 10.00
Income from investment operations
Net investment income (loss) (f)        (0.05)              -
Net gain (loss) on securities (both
  realized and unrealized)               3.10           (1.27)
Total from investment operations         3.05           (1.27)
Net asset value, end of period        $ 11.78         $  8.73
Total return (c)                        35.05%         (12.70%)(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $59,647         $44,716
Ratio of net expenses to
  average net assets (b)                 1.49%            1.50%(d)
Ratio of net investment loss to
  average net assets (c)                (0.47%)         (0.12%)(d)
Portfolio turnover rate                    68%             21%(e)

(a) From commencement of operations on June 26, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.61% for the period ended September 30, 1998.
(c) Computed giving effect to Stein Roe's expense limitation undertaking.
(d) Annualized.
(e) Not annualized.
(f) Per share data was calculated using average shares outstanding during the period.

CAPITAL OPPORTUNITIES FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997        1996      1995
-----------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 25.25  $ 29.10   $ 31.04     $ 21.69   $ 15.79
Income from investment operations
Net investment income (loss) (c)           (0.17)   (0.25)    (0.17)      (0.06)     0.01
Net gains (losses) on securities
  (both realized and unrealized)            3.56    (3.60)    (1.77)      10.41      5.91
Total income from investment operations     3.39    (3.85)    (1.94)      10.35      5.92
Less distributions
Dividends (from net investment income)         -        -         -       (0.01)    (0.02)
Distributions (from capital gains)             -        -         -       (0.99)        -
Total distributions                            -        -         -       (1.00)    (0.02)
Net asset value, end of period           $ 28.64  $ 25.25   $ 29.10       31.04   $ 21.69
Total return                               13.43%  (13.23%)   (6.25%)     49.55%    37.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $411,347 $681,133 $1,110,642 $1,684,538  $242,381
Ratio of net expenses to average
  net assets                             1.19%(b)   1.20%      1.17%       1.22%     1.05%
Ratio of net investment income
  (loss) to average net assets         (0.72%)(b)  (0.72%)    (0.69%)     (0.40%)    0.08%
Portfolio turnover rate                   88%         47%        35%         22%       60%

(a) All per-share amounts reflect a two-for-one stock split effective August 25, 1995.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

SMALL COMPANY GROWTH FUND
PER SHARE DATA
Period ended         Years ended          Period ended
                                       September 30          June 30,              June 30,
                                       ------------  -------------------------   -------------
                                           1999      1999     1998       1997       1996(b)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $12.790   $14.390   $12.650     $11.300   $10.110
Income from investment operations
Net investment loss (a)(g)                (0.031)   (0.094)   (0.143)     (0.114)   (0.016)
Net gains on securities (both
  realized and unrealized)                 0.741     0.194     2.783       1.484     1.206
Total income from investment operations    0.710     0.100     2.640       1.370     1.190
Less distributions
Dividends (from net investment income)         -         -         -      (0.005)        -
Distributions (from capital gains)             -    (1.700)   (0.900)     (0.015)        -
Total distributions                            -    (1.700)   (0.900)     (0.020)        -
Net asset value, end of period           $13.500   $12.790   $14.390     $12.650   $11.300
Total return (c)(d)                      5.55%(e)    1.71%     21.56%     12.14%     11.77%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)   $9,913    $9,293    $3,867      $3,185    $2,826
Ratio of net expenses to average net
  assets (h)                            1.50%(f)     1.52%     1.55%       1.55%      1.55%(f)
Fees and expenses borne by investment
  adviser (h)                           2.23%(f)     2.53%     2.21%       2.57%      1.38%(f)
Ratio of net investment loss to
  average net assets(h)               (0.93%)(f)    (0.78%)   (1.04%)     (0.99%)    (0.58%)(f)
Portfolio turnover rate                   27%(e)      105%       70%         54%         0% (e)

(a) Net of fees and expenses waived
   or borne by the investment adviser
   which amounted to:                  $0.073       $0.305    $0.301      $0.297     $0.038
(b) The Predecessor Fund commenced operations on March 25, 1996.
    The activity shown is from the effective date of registration
    (March 31, 1996) with the Securities and Exchange Commission.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.
(g) Per share data was calculated using average shares outstanding during the period.
(h) The benefit derived from custody credits and directed
    brokerage arrangements had no impact.
(i) The Predecessor Fund was not publicly offered and may have been managed differently than a publicly offered fund.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 4 p.m. Eastern time-your purchase is effective on the next business day.

Growth Stock Fund, Growth & Income Fund, and Growth Investor Fund
Accounts

Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new Growth Stock Fund account if:

* you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of October 15, 1997, and you are opening a new Growth Stock Fund account by exchange or by dividend reinvestment;
* you are a client of Stein Roe;
* you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 15, 1997, had one or more clients who were Growth Stock Fund shareholders; or
* you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with Growth Stock Fund.

Class S shares of Growth & Income Fund and Growth Investor Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of those Funds outstanding on November 22, 1999, were redesignated Class S shares. Like the existing shares from which they were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of Growth & Income Fund or Growth Investor Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:

* as of October 31, 1999, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;
* you are a client of Stein Roe;
* you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth & Income Fund or Growth Investor Fund for its clients; or
* you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth & Income Fund or Growth Investor Fund on October 31, 1999.

If you have questions about your eligibility to purchase shares of Growth Stock Fund or Class S shares of Growth & Income Fund or
Growth Investor Fund, please call 800-338-2550.

Purchases through Third Parties

If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

Conditions of Purchase

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

                        ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan $1,000          $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500
*Maximum $500 contribution per calendar year per child.

Opening an Account

                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205

                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No. __; Stein Roe ____ Fund
                      Your name (exactly as in the registration).
                      Fund account number.

                    Fund Numbers:
                    11-Growth & Income Fund (Class S)
                    20-Midcap Growth Fund
                    21-Large Company Focus Fund
                    25-Small Company Growth Fund
                    26-Growth Investor Fund (Class S)
                    31-Balanced Fund
                    32-Growth Stock Fund
                    33-Capital Opportunities Fund
                    34-Disciplined Stock Fund

                    OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.

All checks must be made payable in U.S. dollars and drawn on U.S.
banks.  Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE (NAV)   A Fund's share price is its NAV
next determined. NAV is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   You may sell your shares any day the Funds are
open for business.  Please follow the instructions below.

                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

What You Need to Know When Selling Shares

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

A Fund redeems shares at the NAV next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1)
$250,000 or (2) 1% of a Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Involuntary Redemption

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another
Stein Roe no-load fund and then back to that Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   Each Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains. Growth & Income Fund and Balanced Fund pay dividends quarterly.

A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[/callout]

If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences

You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss

In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes each Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund or Portfolio also may invest in other securities and use other investment techniques. A Fund or Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. A Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about a Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in a Fund or could cause a Fund's total return to decrease. The SAI also contains a Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change a Fund's investment objective without shareholder approval.

FUTURES AND OPTIONS Growth & Income Portfolio, Balanced Portfolio, and Midcap Growth Fund use futures to gain exposure to groups of stocks or individual issuers. The Portfolios use futures to invest cash pending direct investments in stocks and to enhance their return. Balanced Portfolio also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Portfolio's fixed-income security holdings. Balanced Portfolio uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Funds can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

SHORT SALES   Small Company Growth Fund and Balanced Portfolio may
make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% (150% in the case of Small Company Growth
Fund) under normal conditions. The Funds and Portfolios generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, a Fund or Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it or its Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Funds and Portfolios may lend
money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated (Stein Roe),
One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, the Funds paid to Stein Roe the following aggregate fees (as a percent of average net assets):

           Fund                      Fee
     Balanced Fund                  0.70%
     Growth & Income Fund           0.75
     Disciplined Stock Fund         0.87
     Growth Stock Fund              0.71
     Growth Investor Fund           0.73
     Midcap Growth Fund             0.90
     Large Company Focus Fund       0.90
     Capital Opportunities Fund     0.89
     Small Company Growth Fund      1.00

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for a portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS

Balanced Fund/Balanced Portfolio-Harvey Hirschhorn, portfolio manager since 1996; William Garrison, associate portfolio manager since 1994; Sandra Knight, associate portfolio manager since 1996.

Growth & Income Fund/Growth & Income Portfolio-Daniel Cantor, portfolio manager since 1995; Jeffrey Kinzel, associate portfolio manager since 1996.

Disciplined Stock Fund/Disciplined Stock Portfolio-Daniel Cantor, portfolio manager since May 1999; Jeffrey Kinzel, co-manager since November 1999.

Growth Stock Fund/Growth Stock Portfolio-Erik Gustafson, portfolio manager since 1994; David Brady, associate portfolio manager since 1996.

Growth Investor Fund/Growth Invest Portfolio-Erik Gustafson and
David Brady, co-portfolio managers since 1995.

Midcap Growth Fund-Steve Hayward, portfolio manager since November
1999.

Large Company Focus Fund-David Brady, portfolio manager since June
1998.

Capital Opportunities Fund-Erik Gustafson and David Brady, co-portfolio managers since May 1999; Steve Hayward, co-manager since November 1999.

Small Company Growth Fund-William Garrison, portfolio manager since September 1998.

David P. Brady joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago.

Daniel K. Cantor joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

William M. Garrison has been employed by Stein Roe since 1989 as an equity research analyst and is a vice president. He earned an A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago.

Erik P. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

Steve D. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

Harvey B. Hirschhorn joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers College and an M.B.A. degree from the University of Chicago, and is a chartered financial analyst.

Jeffrey C. Kinzel joined Stein Roe in 1991. He has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania.

Sandra Knight is a vice president of Stein Roe, which she joined in 1991 as a quantitative analyst. She earned a B.S. degree from Lawrence Technological University and an M.B.A. degree from Loyola University of Chicago.

MASTER/FEEDER FUND STRUCTURE Unlike mutual funds that directly acquire and manage their own portfolios of securities, Balanced Fund, Growth & Income Fund, Growth Stock Fund, Growth Investor Fund, and Disciplined Stock Fund are "feeder" funds in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978


LIBERTY FUNDS DISTRIBUTOR, INC.

-----------------------------------------------------------------

Stein Roe International Fund

Prospectus

February 1, 2000



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


<PAGE

1      The Fund
             Investment Goal
             Principal Investment Strategy
             Principal Investment Risks
             Fund Performance
             Your Expenses

8     Financial Highlights

10    Your Account
             Purchasing Shares
             Opening an Account
             Determining Share Price (NAV)
             Selling Shares
             Exchanging Shares
             Reporting to Shareholders
             Dividends and Distributions

22    Other Investments and Risks

26    The Fund's Management
             Investment Adviser
             Portfolio Manager
             Master/Feeder Fund Structure


Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe International Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   The Fund invests all of its assets
in SR&F International Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in the stocks of large foreign companies, defined as those companies with market capitalizations of at least $1 billion. It seeks broad diversification, both in terms of countries and issuers. To select stocks, the portfolio manager uses a three-step process. First, he identifies attractive countries by evaluating their value compared to other world markets. He also looks at earnings growth prospects of a particular country's overall stock market. Next, the portfolio manager reviews currencies in relation to the U.S. dollar. Finally, he selects stocks within countries and industry sectors he believes will increase in price as the market recognizes their value.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks tend to be greater when investing overseas. These risks may cause you to lose money by investing in the Fund.

[Callout]
What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Portfolio's focus on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities
The Portfolio invests either directly or indirectly (depositary receipts) in foreign markets. Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.

Currency exchange rates will affect the U.S. dollar value of the Portfolio's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Portfolio also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence of exchange control regulations, political and economic instability, immature economic structures, different legal systems, and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in International Fund?

You may want to invest in International Fund if you:
* are interested in investing in companies throughout the world and can tolerate the greater share price volatility that accompanies international investing
* want an international fund that is broadly diversified among countries and companies
* are a long-term investor and can afford to potentially lose money on your investment

International Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                     YEAR-BY-YEAR TOTAL RETURNS
30%                                  33.71%
25%
20%
15%
10%                           11.48%
 5%            8.35%
 0%      3.89%
-5%                   -3.51%
         1995   1996   1997   1998   1999
[ ] International Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +18.42%
Worst quarter: 3rd quarter 1998, -16.80%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI EAFE Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                AVERAGE ANNUAL TOTAL RETURNS
                       Periods ending December 31, 1999
                       1 yr     5 yrs     Since Inception
                                          (March 1, 1994)
 ----------------------------------------------------------
International Fund     33.71%    10.11%        8.78%
MSCI EAFE Index*       26.96     12.83         13.32

*The MSCI EAFE Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Index is from February 28, 1994 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                      1.00%
Distribution (12b-1) fees               None
Other expenses                          0.57%
Total annual fund operating expenses    1.57%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees includes both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                       1 yr       3 yrs      5 yrs      10 yrs
International Fund     $160       $496       $855       $1,867

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request an annual report, please call 800-338-2550.

INTERNATIONAL FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 9.16   $11.79    $10.96    $10.25    $10.61
Income from investment operations
Net investment income (c)                  0.14     0.07      0.06      0.09      0.12
Net gains (losses) on securities (both
  realized and unrealized)                 2.87    (2.01)     0.99      0.74     (0.26)
Total from investment operations           3.01    (1.94)     1.05      0.83     (0.14)
Less distributions
Dividends (from net investment income)    (0.10)   (0.11)    (0.08)    (0.12)    (0.05)
Distributions (from capital gains)            -    (0.58)    (0.14)        -     (0.17)
Total distributions                       (0.10)   (0.69)    (0.22)    (0.12)    (0.22)
Net asset value, end of period           $12.07   $ 9.16    $11.79    $10.96    $10.25
Total return                              33.02%  (16.67%)    9.84%     8.23%    (1.28%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $114,926 $114,244  $166,088  $135,545   $83,020
Ratio of net expenses to average
  net assets                            1.57%(b)    1.53%     1.55%     1.51%     1.59%
Ratio of net investment income to
  average net assets                    1.16%(b)    0.62%     0.55%     1.01%     1.41%
Portfolio turnover rate (a)               44%         32%       11%       42%       59%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 18%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 4 p.m. Eastern time-your purchase is effective on the next business day.

Purchases through Third Parties
If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

Conditions of Purchase
An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

                        ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan $1,000          $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500
*Maximum $500 contribution per calendar year per child.

Opening an Account

                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205

                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No.12; Stein Roe International Fund
                      Your name (exactly as in the registration).
                      Fund account number.

OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.

All checks must be made payable in U.S. dollars and drawn on U.S.
banks.  Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of a foreign market and before the close of the NYSE.

SELLING SHARES   You may sell your shares any day the Fund is open
for business.  Please follow the instructions below.

                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

What You Need to Know When Selling Shares
Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

The Fund redeems shares at the NAV next determined after an order has been accepted. We mail the proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1)
$250,000 or (2) 1% of the Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Involuntary Redemption
If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee
Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to that Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[/CALLOUT]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences
You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

COUNTRY ALLOCATION   The Portfolio invests across many different
countries. While the Portfolio has no geographic asset distribution limits, it ordinarily invests in Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in Latin America (such as Argentina, Brazil, Colombia, and Mexico). In addition, it does not currently intend to invest more than 2% of its total assets in Russian securities. As of September 30, 1999, the Portfolio had more than 5% of its total assets in each of the following countries:

                  Country Allocation
        Countries             Percentage of
                               Total Assets
       ------------------------------------
        France                    9.6%
        Germany                   6.3
        United Kingdom           21.4
        Japan                    23.3
        The Netherlands           6.9

FOREIGN CURRENCY TRANSACTIONS   The Portfolio engages in a variety
of foreign currency transactions. It may buy and sell foreign currencies in the spot market (commodities market in which goods are sold for cash and delivered immediately). It may also buy or sell forward contracts (buy or sell currency on a prespecified date in the future). It may buy and sell foreign currency futures contracts. It also may buy and sell options on foreign currencies and foreign currency futures. The Portfolio uses these transactions for two primary purposes. First, the Portfolio may seek to lock in a particular foreign exchange rate for the settlement of a purchase or sale of a foreign security or for the receipt of interest, principal or dividend payments on a foreign security the Portfolio holds. Second, the Portfolio may seek to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Portfolio are denominated. These hedging techniques limit the potential gain to the Portfolio from currency value increases.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, the Portfolio may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and foreign money market positions). Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated (Stein Roe),
One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 1.00% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER   Nicholas Ghajar has been the portfolio manager
since September 1999. Mr. Ghajar is jointly employed by Stein Roe and Colonial. He is an assistant vice president of Colonial and has been either an associate portfolio manager or an equity analyst of various equity funds at Colonial since 1989. Mr. Ghajar received his B.S. and M.A. degrees from Northeastern University.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA 02111-2621
800-338-2550
www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978


                 LIBERTY FUNDS DISTRIBUTOR, INC.

-----------------------------------------------------------------

Stein Roe [service mark] Young Investor [service mark] Fund

Prospectus
February 1, 2000





The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

[PAGE}

1    The Fund
         Investment Goal
         Principal Investment Strategy
         Principal Investment Risks
         Fund Performance
         Your Expenses

8    Financial Highlights

10   Your Account
         Purchasing Shares
         Opening an Account
         Determining Share Price (NAV)
         Selling Shares
         Exchanging Shares
         Reporting to Shareholders
         Dividends and Distributions

23   Other Investments and Risks

25   The Fund's Management
         Investment Adviser
         Portfolio Managers
         Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL   Stein Roe Young Investor Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   The Fund invests all its assets in
SR&F Growth Investor Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that Stein Roe believes affect the lives of children and teenagers. These companies may produce products or services that children and teenagers use, are aware of, or could have an interest in. The Portfolio may invest in companies of any size including smaller emerging companies. It emphasizes companies in the technology sector, including computer software, computer hardware, semiconductors and Internet infrastructure companies, and various consumer goods sectors, including personal care products, pharmaceuticals and food products. The Portfolio may invest up to 25% of its assets in foreign stocks.

To select investments for the portfolio, the portfolio managers look for companies that are market leaders with growing market share in their respective industries. The managers also look for companies with strong financial balance sheets and experienced management teams.

The portfolio managers may sell a portfolio holding if the company has a deterioration of fundamentals such as lower revenues or earnings growth. The portfolio managers may also sell a portfolio holding to fund redemptions.

The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials paid for by the Fund.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

[Callout]
WHAT ARE MARKET AND MANAGEMENT RISKS?
Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.
[End callout]

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Due to its focus on companies in the technology sector and various consumer goods sectors, the Fund may perform differently than the stock market. Financial, economic, business, political, and other developments affecting the technology or consumer goods sectors will have a greater effect on the Fund. The value of technology-related companies is particularly vulnerable to rapidly changing technology, extensive government regulation, and relatively high costs of obsolescence caused by technological advances, which are higher than in other industry sectors. Shares of a small company may pose greater risks than shares of a large company due to narrow product lines, limited financial resources, less depth in management or a limited trading market for its stock.

Foreign Securities

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in the Fund if you:
* are a long-term investor who wants to participate in the stock market through a Fund that emphasizes growth companies
* can accept more investment risk and volatility than the general stock market
* are attracted to the Fund's educational objective

The Fund is not appropriate for shareholders who:
* want to avoid volatility or possible losses
* want to save for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

Year-by-year calendar total returns show the Fund's volatility since it started. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                  YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%         39.79%  35.10%
30%                                          31.68%
25%                        26.28%
20%
15%                                17.65%
10%
 5%
 0%
            1995    1996    1997    1998    1999
[ ] Young Investor Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +28.42%.
Worst quarter: 3rd quarter 1998, -16.46%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's return with returns for the S&P 500 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                       AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                         1 yr      5 yrs    Since Inception
                                            (April 29, 1994)
------------------------------------------------------------
Young Investor Fund      31.69%    29.87%       27.94%
S&P 500 Index*           21.03     28.54        25.65

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees (c)                           0.76%
Distribution (12b-1) fees                     None
Other expenses                                0.42%
Total annual fund operating expenses          1.18%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services. They also include the expenses the Fund pays for its educational materials.
(c) Management fees includes both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality Fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                      1 yr     3 yrs     5 yrs     10 yrs
Young Investor Fund    $120    $375      $649      $1,432

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that shareholders earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the annual report, please call 800-338-2550.

YOUNG INVESTOR FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999     1998       1997       1996       1995
-------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 22.68   $ 22.75    $ 18.64    $ 14.29    $ 10.24
Income from investment operations
Net investment income (loss) (d)           (0.10)    (0.06)     (0.04)       0.05      0.06
Net gains on securities (both realized
  and unrealized)                           5.44      0.31       4.79        4.86      4.07
Total income from investment operations     5.34      0.25       4.75        4.91      4.13
Less distributions
Dividends (from net investment income)        -          -      (0.02)      (0.05)    (0.08)
Distributions (from capital gains)        (0.60)     (0.32)     (0.62)      (0.51)        -
Total distributions                       (0.60)     (0.32)     (0.64)      (0.56)    (0.08)
Net asset value, end of period          $ 27.42    $ 22.68    $ 22.75     $ 18.64   $ 14.29
Total return                              23.89%      1.14%     26.37%      35.55%    40.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $880,574  $686,024   $475,506    $179,089   $31,401
Ratio of net expenses to average net
  assets (a)                                1.18%     1.31%      1.43%       1.21%     0.99%
Ratio of net investment income (loss)
  to average net assets (b)                (0.37%)   (0.28%)    (0.25%)      0.30%     0.47%
Portfolio turnover rate (c)                   45%       45%        22%         98%       55%

(a) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.49%. 2.04% and 2.87% for the years and the period ended September 30, 1997, 1996 and 1995, respectively.
(b) Computed with the effect of Stein Roe's expense limitation undertaking.
(c) For 1999 and 1998, this represents the portfolio turnover rate for the Portfolio. For 1995 through 1997, this is the turnover rate of the Fund prior to commencement of operations of the Portfolio. For the period from the commencement of operations of the Portfolio, February 2, 1997 to September 30, 1997, the portfolio turnover rate for the Portfolio was 38%.
(d) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. Your purchases are made at the NAV next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)-normally 4 p.m. Eastern time-your purchase is effective on the next business day.

Purchases through Third Parties

If you purchase shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the NAV next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

Conditions of Purchase

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor [service mark] program or are a client of Stein Roe Private Capital Management, the minimum initial investment is determined by those programs.

                         ACCOUNT MINIMUMS
                        Minimum to      Minimum    Minimum
Type of Account       Open an Account   Addition   Balance
------------------------------------------------------------
Regular                   $2,500         $100      $1,000
Custodial (UGMA/UTMA)     $1,000         $100      $1,000
Automatic Investment Plan   $100*         $50           -
Roth and Traditional IRA    $500          $50        $500
Educational IRA             $500          $50*       $500

 *Automatic Investment Plan must continue until the account value reaches $1,000 (for custodial accounts) or $2,500 (for regular accounts).
**Maximum $500 contribution per calendar year per child.

Opening an Account


                OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY MAIL:
                    Complete the application.
                    Make check payable to Stein Roe Mutual Funds.

                    Mail application and check to:
                      SteinRoe Services Inc.
                      P.O. Box 8900
                      Boston, MA 02205

                    BY WIRE:
                    Mail your application to the address listed on the left, then call 800-338-2550 to obtain an account number. Include your Social Security Number. To wire funds, use the instructions below.

Adding to an Account  BY MAIL:
                    Make check payable to Stein Roe Mutual Funds.
                    Be sure to write your account number on the check.

                    Fill out investment slip (stub from your statement or confirmation) or include a note indicating the amount of your purchase, your account number, and the name in which your account is registered.

                    Mail check with investment slip or note to the address above.

                    BY WIRE:
                    Wire funds to:
                      First National Bank of Boston
                      ABA:  011000390
                      Attn: SSI, Account No. 560-99696
                      Fund No.14; Stein Roe Young Investor Fund
                      Your name (exactly as in the registration).
                      Fund account number.

OPENING OR ADDING TO AN ACCOUNT

Opening an Account  BY ELECTRONIC FUNDS TRANSFER:
                    You cannot open a new account via electronic transfer.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY;
                    Contact your financial professional.

Adding to an Account  BY ELECTRONIC FUNDS TRANSFER;
                    Call 800-338-2550 to make your purchase. To set up prescheduled purchases, be sure to elect the Automatic Investment Plan (Stein Roe Asset [SERVICE MARK] Builder) option on your application.

                    BY EXCHANGE:
                    By mail, phone, automatically (be
                    sure to elect the Automatic Exchange Privilege on your application).

                    THROUGH AN INTERMEDIARY:
                    Contact your financial professional.

All checks must be made payable in U.S. dollars and drawn on U.S.
banks.  Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   You may sell your shares any day the Fund is open
for business.  Please follow the instructions below.

                         SELLING SHARES
BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:     This feature is automatically added to your account
              unless you decline it on your application.  Call
              800-338-2550 to redeem an amount of $1,000 or more.
              We will mail a check to your registered address.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:  Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:  Call 800-338-2550 to exchange any portion of your
              Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE:  Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

What You Need to Know When Selling Shares

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

The Fund redeems shares at the NAV next determined after an order has been accepted. We will mail the proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.

We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1)
$250,000 or (2) 1% of the Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

Involuntary Redemption

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

Low Balance Fee

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans;
(4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES   You may exchange Fund shares for shares of
other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange
Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to the Fund.

REPORTING TO SHAREHOLDERS   To reduce the volume of mail you
receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of the Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
* by check
* by electronic transfer into your bank account
* a purchase of shares of another Stein Roe fund
* a purchase of shares in a Stein Roe fund account of another person
[end of callout]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of the Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

Tax Consequences

You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional shares of the Fund. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                             TAX STATUS
----------------------------------------------------------------
Income dividend                         Ordinary income
Short-term capital gain distribution    Ordinary income
Long-term capital gain distribution     Capital gain
Sale of shares owned one year or less   Gain is ordinary income;
                                        loss is subject to special
                                        rules
Sale of shares owned more than one year Capital gain or loss

In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and the Portfolio may lend
money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

EDUCATIONAL MATERIALS   The Fund provides educational materials
such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials are paid for by the Fund.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.76% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS   Erik P. Gustafson and David P. Brady, CFA,
are the portfolio managers.

Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts. Mr. Gustafson is a senior vice president and has been portfolio manager of the Fund since
February 1995 and portfolio manager of SR&F Growth Stock Portfolio since May 1994. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State
University.

Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of the Fund since March 1995 and portfolio manager of Stein Roe Large Company Focus Fund since June 1998. He holds a B.S. degree in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. degree from the University of Chicago.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Investor Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to shareholders. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means it is part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978


                    LIBERTY FUNDS DISTRIBUTOR, INC.

------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Growth & Income Fund, Class S

Defined Contribution Plans Prospectus

February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

6    Financial Highlights

7   Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

10   Other Investments and Risks

11   The Fund's Management
        Investment Adviser
        Portfolio Managers
        Master/Feeder Fund Structure


Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.


THE FUND
STEIN ROE GROWTH & INCOME FUND, CLASS S
    This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth & Income Fund seeks to provide
both growth of capital and current income.

PRINCIPAL INVESTMENT STRATEGY   Growth & Income Fund invests all
of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. Growth & Income Portfolio invests primarily in common stocks of well-established companies having large-market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager looks for common stocks that have the potential to appreciate in value and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management; broad, highly diversified product lines; deep financial resources; easy access to credit; and a history of paying dividends.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in Growth & Income Fund if you:
* want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends
* are a long-term investor looking for steady, not aggressive, growth potential
* are a first-time investor or want to invest primarily in just one stock fund

Growth & Income Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with stock market investing
* are saving for a short-term investment
* are not interested in generating current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past calendar 10 years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                   YEAR-BY-YEAR TOTAL RETURNS
45%
40%
35%
30%       32.42%                  30.15%
25%                                            25.71%
20%                                      21.81%
15%                                                  19.54%
10%              10.01% 12.86%                             11.13%
 5%
 0%
-5%  -1.72%                  -0.14%
      1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[  ] Growth & Income Fund
[end of bar chart]

Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd quarter 1990, -12.06%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                                1 yr      5 yr      10 yr
----------------------------------------------------------------
Growth & Income Fund, Class S  11.13%    21.50%     15.63%
S&P 500 Index*                 21.03%    28.54%     18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                       0.75%
Distribution (12b-1) fees                None
Other expenses                           0.31%
Total annual fund operating expenses     1.06%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                                    1 yr   3 yrs   5 yrs   10 yrs
------------------------------------------------------------------
Growth & Income Fund, Class S      $108     $337    $585   $1,294

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the Fund's annual report, please call 800-322-1130.

GROWTH & INCOME FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 22.45  $ 22.91   $ 18.39   $ 16.65   $ 14.54
Income from investment operations
Net investment income (c)                   0.22     0.24      0.30      0.27      0.34
Net gains on securities (both
  realized and unrealized)                  4.10     0.55      5.15      3.22      2.56
Total income from investment operations     4.32     0.79      5.45      3.49      2.90
Less distributions
Dividends (from net investment income)     (0.25)   (0.28)    (0.28)    (0.32)    (0.20)
Distributions (from capital gains)         (0.38)   (0.97)    (0.65)    (1.43)    (0.59)
Total distributions                        (0.63)   (1.25)    (0.93)    (1.75)    (0.79)
Net asset value, end of period           $ 26.14  $ 22.45   $ 22.91   $ 18.39   $ 16.65
Total return                               19.39%    3.45%    30.81%    22.67%     21.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $375,789 $351,052  $337,466  $204,387   $139,539
Ratio of net expenses to
  average net assets                      1.06(b)    1.07%     1.13%     1.18%     0.96%
Ratio of net investment income to
  average net assets                     0.79%(b)    1.02%     1.52%     1.65%     1.78%
Portfolio turnover rate (a)                 7%         11%        2%       13%       70%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 7%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.04% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

Class S shares of the Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares outstanding on November 22, 1999, were redesignated Class S shares. Like the existing shares from which they were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares, you may continue to purchase additional Class S shares of the Fund for your account or you may open another Class S share account. In addition, you may open a new Class S share account if:

*as of October 31, 1999, you are a shareholder of any other Stein
 Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;
*you are a client of Stein Roe;
*you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of the Fund for its clients; or
*you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included the Fund on October 31, 1999.


If you have questions about your eligibility to purchase Class S shares of the Fund, please call 800-800-322-1130.

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund pays dividends quarterly.
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

FUTURES   The Portfolio uses futures to gain exposure to groups of
stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. The Portfolio uses futures to invest cash pending direct investments in stocks and to enhance its return. These investments are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.75% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS   Daniel K. Cantor has been portfolio manager
of the Portfolio since its inception in 1997 and has been manager of the Fund since 1995. He joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania. Jeffrey C. Kinzel is associate portfolio manager. He is a vice president of Stein Roe and has been employed as an analyst since 1991. Mr. Kinzel holds a B.A. degree from Northwestern University, a J.D. degree from the University of Michigan Law School, and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

                LIBERTY FUNDS DISTRIBUTOR, INC.

--------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe International Fund

Defined Contribution Plans Prospectus
February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6    Financial Highlights

7    Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

10   Other Investments and Risks

11   The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure


Please keep this prospectus as your reference manual.

THE FUND
STEIN ROE INTERNATIONAL FUND

INVESTMENT GOAL   Stein Roe International Fund seeks long-term
growth..

PRINCIPAL INVESTMENT STRATEGY   The Fund invests all of its assets
in SR&F International Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in the stocks of large foreign companies, defined as those companies with market capitalizations of at least $1 billion. It seeks broad diversification, both in terms of countries and issuers. To select stocks, the portfolio manager uses a three-step process. First, he identifies attractive countries by evaluating their value compared to other world markets. He also looks at earnings growth prospects of a particular country's overall stock market. Next, the portfolio manager reviews currencies in relation to the U.S. dollar. Finally, he selects stocks within countries and industry sectors he believes will increase in price as the market recognizes their value.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks tend to be greater when investing overseas. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Portfolio's focus on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities
The Portfolio invests either directly or indirectly (depositary receipts) in foreign markets. Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.

Currency exchange rates will affect the U.S. dollar value of the Portfolio's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Portfolio also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence of exchange control regulations, political and economic instability, immature economic structures, different legal systems, and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in International Fund if you:
* are interested in investing in companies throughout the world and can tolerate the greater share price volatility that accompanies international investing
* want an international fund that is broadly diversified among countries and companies
* are a long-term investor and can afford to potentially lose money on your investment

International Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                     YEAR-BY-YEAR TOTAL RETURNS
30%                                  33.71%
25%
20%
15%
10%                           11.48%
 5%            8.35%
 0%      3.89%
-5%                   -3.51%
         1995   1996   1997   1998   1999
[ ] International Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +18.42%
Worst quarter: 3rd quarter 1998, -16.80%

Average Annual Total Returns
Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI EAFE Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                AVERAGE ANNUAL TOTAL RETURNS
                       Periods ending December 31, 1999
                       1 yr     5 yrs     Since Inception
                                          (March 1, 1994)
 ----------------------------------------------------------
International Fund     33.71%    10.11%        8.78%
MSCI EAFE Index*       26.96     12.83         13.32

*The MSCI EAFE Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Index is from February 28, 1994 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                       1.00%
Distribution (12b-1) fees                None
Other expenses                           0.57%
Total annual fund operating expenses     1.57%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example
This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                            EXPENSE EXAMPLE
                       1 yr       3 yrs      5 yrs      10 yrs
International Fund     $160       $496       $855       $1,867

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the Fund's annual report, please call 800-322-1130.

INTERNATIONAL FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 9.16   $11.79    $10.96    $10.25    $10.61
Income from investment operations
Net investment income (c)                  0.14     0.07      0.06      0.09      0.12
Net gains (losses) on securities (both
  realized and unrealized)                 2.87    (2.01)     0.99      0.74     (0.26)
Total from investment operations           3.01    (1.94)     1.05      0.83     (0.14)
Less distributions
Dividends (from net investment income)    (0.10)   (0.11)    (0.08)    (0.12)    (0.05)
Distributions (from capital gains)            -    (0.58)    (0.14)        -     (0.17)
Total distributions                       (0.10)   (0.69)    (0.22)    (0.12)    (0.22)
Net asset value, end of period           $12.07   $ 9.16    $11.79    $10.96    $10.25
Total return                              33.02%  (16.67%)    9.84%     8.23%    (1.28%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $114,926 $114,244  $166,088  $135,545   $83,020
Ratio of net expenses to average
  net assets                            1.57%(b)    1.53%     1.55%     1.51%     1.59%
Ratio of net investment income to
  average net assets                    1.16%(b)    0.62%     0.55%     1.01%     1.41%
Portfolio turnover rate (a)               44%         32%       11%       42%       59%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 18%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of a foreign market and before the close of the NYSE.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

COUNTRY ALLOCATION   The Portfolio invests across many different
countries. While the Portfolio has no geographic asset distribution limits, it ordinarily invests in Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in Latin America (such as Argentina, Brazil, Colombia, and Mexico). In addition, it does not currently intend to invest more than 2% of its total assets in Russian securities. As of September 30, 1999, the Portfolio had more than 5% of its total assets in each of the following countries:

                  Country Allocation
        Countries             Percentage of
                               Total Assets
       ------------------------------------
        France                    9.6%
        Germany                   6.3
        United Kingdom           21.4
        Japan                    23.3
        The Netherlands           6.9

FOREIGN CURRENCY TRANSACTIONS   The Portfolio engages in a variety
of foreign currency transactions. It may buy and sell foreign currencies in the spot market (commodities market in which goods are sold for cash and delivered immediately). It may also buy or sell forward contracts (buy or sell currency on a prespecified date in the future). It may buy and sell foreign currency futures contracts. It also may buy and sell options on foreign currencies and foreign currency futures. The Portfolio uses these transactions for two primary purposes. First, the Portfolio may seek to lock in a particular foreign exchange rate for the settlement of a purchase or sale of a foreign security or for the receipt of interest, principal or dividend payments on a foreign security the Portfolio holds. Second, the Portfolio may seek to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Portfolio are denominated. These hedging techniques limit the potential gain to the Portfolio from currency value increases.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 1.00% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER   Nicholas Ghajar has been the portfolio manager
since September 1999. Mr. Ghajar is jointly employed by Stein Roe and Colonial. He is an assistant vice president of Colonial and has been either an associate portfolio manager or an equity analyst of various equity funds at Colonial since 1989. Mr. Ghajar received his B.S. and M.A. degrees from Northeastern University.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

               LIBERTY FUNDS DISTRIBUTOR, INC.

---------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Young Investor Fund

Defined Contribution Plans Prospectus

February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

6    Financial Highlights

7    Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
        Investment Adviser
        Portfolio Managers
        Master/Feeder Fund Structure


Please keep this prospectus as your reference manual.

THE FUND-STEIN ROE YOUNG INVESTOR FUND

INVESTMENT GOAL   Stein Roe Young Investor Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   The Fund invests all its assets in
SR&F Growth Investor Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that Stein Roe believes affect the lives of children and teenagers. These companies may produce products or services that children and teenagers use, are aware of, or could have an interest in. The Portfolio may invest in companies of any size including smaller emerging companies. It emphasizes companies in the technology sector, including computer software, computer hardware, semiconductors and Internet infrastructure companies, and various consumer goods sectors, including personal care products, pharmaceuticals and food products. The Portfolio may invest up to 25% of its assets in foreign stocks.

To select investments for the portfolio, the portfolio managers look for companies that are market leaders with growing market share in their respective industries. The managers also look for companies with strong financial balance sheets and experienced management teams.

The portfolio managers may sell a portfolio holding if the company has a deterioration of fundamentals such as lower revenues or earnings growth. The portfolio managers may also sell a portfolio holding to fund redemptions.

The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials paid for by the Fund.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Due to its focus on companies in the technology sector and various consumer goods sectors, the Fund may perform differently than the stock market. Financial, economic, business, political, and other developments affecting the technology or consumer goods sectors will have a greater effect on the Fund. The value of technology-related companies is particularly vulnerable to rapidly changing technology, extensive government regulation, and relatively high costs of obsolescence caused by technological advances, which are higher than in other industry sectors. Shares of a small company may pose greater risks than shares of a large company due to narrow product lines, limited financial resources, less depth in management or a limited trading market for its stock.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?
You may want to invest in the Fund if you:
* are a long-term investor who wants to participate in the stock market through a Fund that emphasizes growth companies
* can accept more investment risk and volatility than the general stock market
* are attracted to the Fund's educational objective

The Fund is not appropriate for shareholders who:
* want to avoid volatility or possible losses
* want to save for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility since it started. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                  YEAR-BY-YEAR TOTAL RETURNS

45%
40%
35%         39.79%  35.10%
30%                                          31.69%
25%                        26.28%
20%
15%                                17.65%
10%
 5%
 0%
            1995    1996    1997    1998    1999

[ ] Young Investor Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +28.42%.
Worst quarter: 3rd quarter 1998, -16.46%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's return with returns for the S&P 500 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                       AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                         1 yr      5 yrs    Since Inception
                                            (April 29, 1994)
------------------------------------------------------------
Young Investor Fund      31.69%    29.87%       27.94%
S&P 500 Index*           21.03     28.54        25.65

* The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees (b)                   0.76%
Distribution (12b-1) fees             None
Other expenses                        0.42%
Total annual fund operating expenses  1.18%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services. They also include the expenses the Fund pays for its educational materials.
(b) Management fees includes both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality Fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                               EXPENSE EXAMPLE
                       1 yr     3 yrs     5 yrs     10 yrs
---------------------------------------------------------------
Young Investor Fund    $120     $375      $649      $1,432

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that shareholders earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the annual report, please call 800-338-2550.

YOUNG INVESTOR FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999     1998       1997       1996       1995
--------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 22.68   $ 22.75    $ 18.64    $ 14.29    $ 10.24
Income from investment operations
Net investment income (loss) (d)           (0.10)    (0.06)     (0.04)       0.05      0.06
Net gains on securities (both realized
  and unrealized)                           5.44      0.31       4.79        4.86      4.07
Total income from investment operations     5.34      0.25       4.75        4.91      4.13
Less distributions
Dividends (from net investment income)        -          -      (0.02)      (0.05)    (0.08)
Distributions (from capital gains)        (0.60)     (0.32)     (0.62)      (0.51)        -
Total distributions                       (0.60)     (0.32)     (0.64)      (0.56)    (0.08)
Net asset value, end of period          $ 27.42    $ 22.68    $ 22.75     $ 18.64   $ 14.29
Total return                              23.89%      1.14%     26.37%      35.55%    40.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $880,574  $686,024   $475,506    $179,089   $31,401
Ratio of net expenses to average net
  assets (a)                                1.18%     1.31%      1.43%       1.21%     0.99%
Ratio of net investment income (loss)
  to average net assets (b)                (0.37%)   (0.28%)    (0.25%)      0.30%     0.47%
Portfolio turnover rate (c)                   45%       45%        22%         98%       55%

(a) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.49%. 2.04% and 2.87% for the years and the period ended September 30, 1997, 1996 and 1995, respectively.
(b) Computed with the effect of Stein Roe's expense limitation undertaking.
(c) For 1999 and 1998, this represents the portfolio turnover rate for the Portfolio. For 1995 through 1997, this is the turnover rate of the Fund prior to commencement of operations of the Portfolio. For the period from the commencement of operations of the Portfolio, February 2, 1997 to September 30, 1997, the portfolio turnover rate for the Portfolio was 38%.
(d) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and the Portfolio may lend
money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

EDUCATIONAL MATERIALS   The Fund provides educational materials
such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials are paid for by the Fund.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.76% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS   Erik P. Gustafson and David P. Brady, CFA,
are the portfolio managers.

Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts. Mr. Gustafson is a senior vice president and has been portfolio manager of the Fund since
February 1995 and portfolio manager of SR&F Growth Stock Portfolio since May 1994. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State
University.

Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of the Fund since March 1995 and portfolio manager of Stein Roe Large Company Focus Fund since June 1998. He holds a B.S. in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. degree from the University of Chicago.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Investor Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to shareholders. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means it is part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

                  LIBERTY FUNDS DISTRIBUTOR, INC.

----------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Midcap Growth Fund

Defined Contribution Plans Prospectus
February 1, 2000

This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

2    The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

6    Financial Highlights

7    Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
        Investment Adviser
        Portfolio Manager
        Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.


THE FUND-STEIN ROE MIDCAP GROWTH FUND

INVESTMENT GOAL   Stein Roe Midcap Growth Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal market conditions,
Midcap Growth Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Midcap Growth Fund if you:
* want a fund that emphasizes midcap companies
* are a long-term investor

Midcap Growth Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with small stock investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                   YEAR-BY-YEAR TOTAL RETURNS
45%
40%                            42.73%
30%
25%
20%
15%              15.24%
10%
 5%
 0%
-5%
                 1998             1999
[ ] Midcap Growth Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +44.10%
Worst quarter: 3rd quarter 1998, -18.35%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                   AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                          1 yr          Since Inception
                                        (June 30, 1997)
------------------------------------------------------------
Midcap Growth Fund        42.73%            26.57%
S&P 500 Index*            21.03%            24.26%

*The S&P 500 Index is an group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees(c)                      0.90%
Distribution (12b-1) fees               None
Other Expenses                          0.64%
Total annual fund operating expenses    1.54%
Expense reimbursement(d)                0.29%
Net expenses                            1.25%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.25% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.61%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                      1 yr      3 yrs     5 yrs    10 yrs
------------------------------------------------------------
Midcap Growth Fund    $127      $458      $812     $1,810

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1997 and 1998. To request the Fund's annual report, please call 800-322-1130.

MIDCAP GROWTH FUND (A)
PER SHARE DATA
                                      Years ended    Period ended
                                      September 30,  September 30,
                                      1999     1998      1997(b)
-----------------------------------------------------------------
Net asset value, beginning of period $ 10.41  $ 10.77   $ 10.00
Income from investment operations
Net investment loss (h)                (0.10)   (0.07)        -
Net gains (losses) on securities
  (both realized and unrealized)        2.20    (0.29)     0.77
Total from investment operations        2.10    (0.36)     0.77
Net asset value, end of period       $ 12.51  $ 10.41   $ 10.77
Total return (f)                       20.17%  (3.34%) 7.70%(g)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                      $44,359  $49,974   $49,830
Ratio of net expenses to average
  net assets (c)                       1.25%    1.25%   1.25%(e)
Ratio of net investment income
  (loss) to average net assets(f)   (0.97%)(d) (0.64%)  0.02%(e)
Portfolio turnover rate               133%        75%      3%(g)

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Growth Opportunities Fund to Stein Roe Midcap Growth Fund.
(b) From commencement of operations on June 30, 1997.
(c) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.54% for the year ended September 30, 1999, 1.44% for the year ended September 30, 1998, and 1.74% for the period ended September 30, 1997.
(d) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accrued in a prior period. The Fund's gross expense ratio and net investment income ratio disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(e) Annualized.
(f) Computed giving effect to Stein Roe's expense limitation undertaking.
(g) Not annualized.
(h) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

FUTURES   The Fund uses futures to gain exposure to groups of
stocks or individual issuers. It uses futures to invest cash pending direct investments in stocks and to enhance their return. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund may lend money to and borrow
money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.90% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER   Steve D. Hayward has been the Fund's portfolio
manager since November 1999. Mr. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

MASTER/FEEDER FUND STRUCTURE   The Fund could convert into a
"feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

                  LIBERTY FUNDS DISTRIBUTOR, INC.

-------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Large Company Focus Fund

Defined Contribution Plans Prospectus
February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

6    Financial Highlights

7    Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
        Investment Adviser
        Portfolio Manager
        Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.


THE FUND-STEIN ROE LARGE COMPANY FOCUS FUND

INVESTMENT GOAL   Stein Roe Large Company Focus Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY   Large Company Focus Fund invests
primarily in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's NAV and cause the Fund's NAV to fluctuate more than the NAV of diversified growth funds.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Large Company Focus Fund if you:
* want a mutual fund that invests in a limited number of large-cap growth stocks
* want the added performance potential of a focus fund and are comfortable with the increased price volatility that may accompany focused investing
* are a long-term investor

Large Company Focus Fund is not appropriate for investors who:
* want to avoid the greater price volatility associated with a fund that invests in a limited number of stocks
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns

This chart illustrates performance for the one-year period ended
Dec. 31, 1999 and provides an indication of the risks of investing in the Fund.

[bar chart]
  ANNUAL TOTAL RETURNS
40%
35%     37.99%
30%
25%
20%
15%
10%
 5%
 0%
-5%
         1999
[  ] Large Company Focus Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +20.90%
Worst quarter: 3rd quarter 1998, -12.87%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                           Periods ending December 31, 1999
                           1 yr          Since Inception
                                         (June 26, 1998)
--------------------------------------------------------------
Large Company Focus Fund    37.99%           26.36%
S&P 500 Index*              21.03%           20.46%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from June 30, 1998 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                     0.90%
Distribution (12b-1) fees              None
Other expenses                         0.71%
Total annual fund operating expenses   1.61%
Expense reimbursement(d)               0.11%
Net expenses                           1.50%

(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(c) Management fees include both the management fee and the administrative fee charged to the Fund.
(d) Stein Roe will reimburse the Fund if its ordinary operating expenses exceed 1.50% of annual average net assets. The expense undertaking expires on January 31, 2001. After reimbursement, management fees will be 0.79%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                             EXPENSE EXAMPLE
                             1 yr     3 yrs     5 yrs     10 yrs
-----------------------------------------------------------------
Large Company Focus Fund     $153     $497      $866      $1,902

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for 1998. To request the Fund's annual report, please call 800-322-1130.

LARGE COMPANY FOCUS FUND
PER SHARE DATA
                                     Year ended     Period ended
                                     September 30,  September 30,
                                        1999            1998(a)
-----------------------------------------------------------------
Net asset value, beginning of period  $  8.73         $ 10.00
Income from investment operations
Net investment income (loss) (f)        (0.05)              -
Net gain (loss) on securities (both
  realized and unrealized)               3.10           (1.27)
Total from investment operations         3.05           (1.27)
Net asset value, end of period        $ 11.78         $  8.73
Total return (c)                        35.05%         (12.70%)(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                       $59,647         $44,716
Ratio of net expenses to
  average net assets (b)                 1.49%            1.50%(d)
Ratio of net investment loss to
  average net assets (c)                (0.47%)         (0.12%)(d)
Portfolio turnover rate                    68%             21%(e)

(a) From commencement of operations on June 26, 1998.
(b) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.61% for the period ended September 30, 1998.
(c) Computed giving effect to Stein Roe's expense limitation undertaking.
(d) Annualized.
(e) Not annualized.
(f) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund may lend money to and borrow
money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.90% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER   David P. Brady has been portfolio manager of
the Fund since its inception in 1998. Mr. Brady has been portfolio manager of Stein Roe Young Investor Fund since 1995 and associate portfolio manager of Growth Stock Fund since 1996. Mr. Brady joined Stein Roe in 1993 and was employed as an associate portfolio manager of Stein Roe Special Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago.

MASTER/FEEDER FUND STRUCTURE   The Fund could convert into a
"feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

                LIBERTY FUNDS DISTRIBUTOR, INC.

---------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Small Company Growth Fund

Defined Contribution Plans Prospectus
February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

6    Financial Highlights

7    Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
        Investment Adviser
        Portfolio Manager
        Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.


THE FUND-STEIN ROE SMALL COMPANY GROWTH FUND

INVESTMENT GOAL   Stein Roe Small Company Growth Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY   Under normal market conditions,
the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio managers seek out companies that are-or, in the portfolio managers' judgment, have the potential to be-a market share leader within their respective industry. They also look for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. Investments in small- and medium-cap companies may increase these risks relative to investments in larger-cap companies.
These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

The price of the Fund's shares-its net asset value (NAV)-may fluctuate daily in response to changes in the market value of the securities.

Small- and Medium-Cap Companies
The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies. In addition, these risks could negatively impact the Fund's performance or yield.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in the Fund if you:
* are a long-term investor who seeks the potentially greater growth opportunities of small-cap stocks and can tolerate their greater risks
* can tolerate fluctuations in the Fund's NAV due to greater volatility of small-cap companies

The Fund is not appropriate for investors who:
* already have significant holdings in small-cap stocks or mutual funds
* want to avoid volatility or possible losses
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions.
As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
           YEAR-BY-YEAR TOTAL RETURNS*
50%                             50.91%
40%
30%
20%
10%       19.93%
 0%                   7.85%
-5%
           1997        1998      1999
[ ] Small Company Growth Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +36.33%
Worst quarter: 3rd quarter 1998, -19.32%

*On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the chart prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. This chart does not reflect the sales load of the Predecessor Fund's Class A shares.

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P SmallCap 600 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                            Periods ending December 31, 1999
                            1 yr           Since Inception
                                          (March 25, 1996)
--------------------------------------------------------------
Small Company Growth Fund*  50.91%             24.06%
S&P SmallCap 600 Index**    12.41%             13.33%

 *On February 2, 1999, the Colonial Aggressive Growth Fund
  (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the table prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. The table does not reflect the sales load of the Predecessor Fund's Class A shares.
**The S&P Small-Cap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P Small-Cap 600 Index is from March 31, 1996 to December 31, 1999.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees (b)                         1.00%
Distribution (12b-1) fees                   None
Other expenses                              2.73%
Total annual fund operating expenses(c)     3.73%
Less expense reimbursement                  2.23%
Net expenses                                1.50%

(a) Management fees reflect increases effective February 1999. In addition, the Fund's 12b-1 fee of 0.25% and load of 5.75% were eliminated effective February 1999. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.
(c) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 1.50% of average daily net assets. This commitment expires on January 31, 2001. After reimbursement, management fees will be 0.0% and other expenses will be 1.50%. A reimbursement lowers the expense ratio and increases overall return to investors.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                             1 yr     3 yrs     5 yrs     10 yrs
-----------------------------------------------------------------
Small Company Growth Fund    $153     $935     $1,737     $3,832

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of a Fund's operations. The Fund's fiscal year ran from July 1 to June 30 through June 30, 1999, when it was changed to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Information Fund through June 30, 1998, has been derived from the financial statements of Colonial Aggressive Growth Fund (Predecessor Fund). Certain information in the table reflects the financial results for a single Fund share, and certain information reflects the financial results for a single share of Class A of the Predecessor Fund outstanding throughout the period from March 31, 1996 through June 30, 1998. PricewaterhouseCoopers LLP, independent accountants, has audited the information for all periods presented. To request an annual report, please call 800-338-2550.


SMALL COMPANY GROWTH FUND
PER SHARE DATA
                                       Period ended         Years ended          Period ended
                                       September 30          June 30,              June 30,
                                       ------------  -------------------------   -------------
                                           1999      1999     1998       1997       1996(b)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period     $12.790   $14.390   $12.650     $11.300   $10.110
Income from investment operations
Net investment loss (a)(g)                (0.031)   (0.094)   (0.143)     (0.114)   (0.016)
Net gains on securities (both
  realized and unrealized)                 0.741     0.194     2.783       1.484     1.206
Total income from investment operations    0.710     0.100     2.640       1.370     1.190
Less distributions
Dividends (from net investment income)         -         -         -      (0.005)        -
Distributions (from capital gains)             -    (1.700)   (0.900)     (0.015)        -
Total distributions                            -    (1.700)   (0.900)     (0.020)        -
Net asset value, end of period           $13.500   $12.790   $14.390     $12.650   $11.300
Total return (c)(d)                      5.55%(e)    1.71%     21.56%     12.14%     11.77%(e)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)   $9,913    $9,293    $3,867      $3,185    $2,826
Ratio of net expenses to average net
  assets (h)                            1.50%(f)     1.52%     1.55%       1.55%      1.55%(f)
Fees and expenses borne by investment
  adviser (h)                           2.23%(f)     2.53%     2.21%       2.57%      1.38%(f)
Ratio of net investment loss to
  average net assets(h)               (0.93%)(f)    (0.78%)   (1.04%)     (0.99%)    (0.58%)(f)
Portfolio turnover rate                   27%(e)      105%       70%         54%         0% (e)

(a) Net of fees and expenses waived
   or borne by the investment adviser
   which amounted to:                  $0.073       $0.305    $0.301      $0.297     $0.038
(b) The Predecessor Fund commenced operations on March 25, 1996.
    The activity shown is from the effective date of registration
    (March 31, 1996) with the Securities and Exchange Commission.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Annualized.
(g) Per share data was calculated using average shares outstanding during the period.
(h) The benefit derived from custody credits and directed
    brokerage arrangements had no impact.
(i) The Predecessor Fund was not publicly offered and may have been managed differently than a publicly offered fund.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

SHORT SALES   The Fund may make short sales of securities.  Short
selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 150% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses for Fund shareholders resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund may lend money to and borrow
money from other funds advised by Stein Roe. The Fund will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 1.00% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER   William M. Garrison has been the portfolio
manager for the Fund since September 1998. Mr. Garrison has been employed by Stein Roe since 1989 as an equity research analyst and is a vice president. In addition, Mr. Garrison has served as associate portfolio manager for SR&F Balanced Portfolio since 1995. He earned an A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago.

MASTER/FEEDER FUND STRUCTURE   The Fund could convert into a
"feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to shareholders. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

               LIBERTY FUNDS DISTRIBUTOR, INC.

-----------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Balanced Fund

Defined Contribution Plans Prospectus
February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6    Financial Highlights

7    Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure


Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.


THE FUND-STEIN ROE BALANCED FUND

INVESTMENT GOAL   Stein Roe Balanced Fund seeks long-term growth
of capital and current income consistent with reasonable investment risk.

PRINCIPAL INVESTMENT STRATEGY   Balanced Fund invests all of its
assets in SR&F Balanced Portfolio as part of a master fund/feeder fund structure. Balanced Portfolio allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Portfolio invests primarily in well-established companies that have large market capitalizations. The portfolio managers may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. They also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Portfolio may invest up to 25% of its assets in foreign stocks.

The Portfolio also invests at least 25% of its assets in bonds. The Portfolio purchases bonds that are "investment grade"-that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Portfolio may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Portfolio, the portfolio managers consider a bond's expected income together with its potential for price gains or losses.

The portfolio manager sets the Portfolio's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks and bonds: management risk and market risk. For bonds, market risk is primarily a factor of interest rate changes. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks and bonds, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the stocks and bonds.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Debt securities. The Portfolio's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the value of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Balanced Fund if you:
* are a long-term investor and want a fund that offers both stocks and bonds in the same investment
* want a fund that can invest in both domestic and international stocks
* are a first-time investor or want to invest primarily in just one fund
* want to invest in stocks, but are uncomfortable with the risk level of a fund that invests solely in stocks
* want to invest in bonds, but want more return potential than is typically available from a fund that invests solely in bonds

Balanced Fund is not appropriate for investors who:
* want to avoid volatility or possible losses
* are saving for a short-term investment
* are not interested in generating current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                  YEAR-BY-YEAR TOTAL RETURNS
45%                                                         47.95%
40%
35%
30%
25%      29.59%
20%                                22.65%
15%                                     17.05% 17.47%
10%                   12.34%                         12.19%
 5%             7.89%
 0%
-5% -1.72%                  -4.12%
     1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[  ] Balanced Fund
[end of bar chart]

Best quarter: 4th quarter 1998, +12.53%
Worst quarter: 3rd quarter 1998, -9.49%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                     AVERAGE ANNUAL TOTAL RETURNS
                         Periods ending December 31, 1999
                           1 yr        5 yr        10 yr
Balanced Fund             47.95%      16.26%       12.13%
S&P 500 Index*            21.03%      28.54%       18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                       0.70%
Distribution (12b-1) fees                None
Other expenses                           0.44%
Total annual fund operating expenses     1.14%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                      1 yr        3 yrs      5 yrs      10 yrs
---------------------------------------------------------------
Balanced Fund         $116        $362       $628       $1,386

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the Fund's annual report, please call 800-322-1130.

BALANCED FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 30.70  $ 33.41   $ 30.07   $ 27.82   $ 25.78
Income from investment operations
Net investment income (c)                  0.78      0.95      0.95      1.00      1.33
Net gains (losses) on securities
  (both realized and unrealized)           3.85     (0.90)     5.61      2.96      2.22
Total income from investment
  operations                               4.63      0.05      6.56      3.96      3.55
Less distributions
Dividends (from net investment income)    (0.90)    (0.76)    (0.96)    (1.01)    (1.23)
Distributions (from capital gains)        (2.08)    (2.00)    (2.26)    (0.70)    (0.28)
Total distributions                       (2.98)    (2.76)    (3.22)    (1.71)    (1.51)
Net asset value, end of period          $ 32.35   $ 30.70   $ 33.41   $ 30.07   $ 27.82
Total return                              15.74%     0.14%    23.60%    14.83%    14.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000
  omitted)                             $250,690  $247,852  $284,846  $231,063  $228,560
Ratio of net expenses to average
  net assets                             .14%(b)    1.03%    1.05%       1.05%     0.87%
Ratio of net investment income to
  average net assets                    2.35%(b)    2.90%    3.02%       3.45%     5.14%
Portfolio turnover rate (a)               41%         61%      15%         87%       45%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 21%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.07% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after receipt of the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

Dividends and Distributions
The Fund pays dividends quarterly. It distributes, at least once a year, virtually all of its net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

FUTURES AND OPTIONS   The Portfolio uses futures to gain exposure
to groups of stocks or individual issuers. It uses futures to invest cash pending direct investments in stocks and to enhance their return. It also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of its fixed-income security holdings. The Portfolio uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

SHORT SALES   The Portfolio may make short sales of securities.
Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss.
The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.70% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS   Harvey B. Hirschhorn has been portfolio
manager of the Portfolio since its inception in 1997 and has managed the Fund since 1996. He joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers College and an M.B.A. degree from the University of Chicago, and is a chartered financial analyst.

William Garrison and Sandra Knight have been associate portfolio managers since 1995. Mr. Garrison joined Stein Roe in 1989 as an equity research analyst and is a vice president. He received his A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago. Ms. Knight is a vice president of Stein Roe, which she joined in 1991 as a quantitative analyst. She earned a B.S. degree from Lawrence Technological University and an M.B.A. degree from Loyola University of Chicago.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

              LIBERTY FUNDS DISTRIBUTOR, INC.

--------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Growth Stock Fund

Defined Contribution Plans Prospectus
February 1, 2000

This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6    Financial Highlights

7    Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

10    Other Investments and Risks

11   The Fund's Management
       Investment Adviser
       Portfolio Manager
       Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

THE FUND-STEIN ROE GROWTH STOCK FUND

     This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

INVESTMENT GOAL   Stein Roe Growth Stock Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Growth Stock Fund invests all of
its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. Growth Stock Portfolio invests primarily in the common stocks of companies with large-market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Growth Stock Fund if you:
* are a long-term investor and want to participate in the market for large-capitalization growth stocks
* can tolerate the risk and volatility associated with the general stock market but want less risk and volatility than an aggressive growth fund

Growth Stock Fund is not appropriate for investors who:
* want to avoid the risk and volatility associated with stock market investing
* are saving for a short-term investment
* want regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                     YEAR-BY-YEAR TOTAL RETURNS
45%       46.00%
40%
35%                                 35.63%                 36.61%
30%                                            31.62%
25%                                                  25.54%
20%                                     20.94%
15%
10%
 5%              8.24%
 0%  0.93%              2.84%
-5%                           -3.78%
      1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Growth Stock Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +25.35%
Worst quarter: 3rd quarter 1990, -16.61%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500
Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                           Periods ending December 31, 1999
                           1 yr        5 yr        10 yr
-------------------------------------------------------------
Growth Stock Fund         36.61%      29.93%       19.31%
S&P 500 Index*            21.03%      28.54%       18.19%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                     0.71%
Distribution (12b-1) fees              None
Other expenses                         0.26%
Total annual fund operating expenses   0.97%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                          EXPENSE EXAMPLE
                      1 yr     3 yrs      5 yrs     10 yrs
-------------------------------------------------------------
Growth Stock Fund     $99      $309       $536      $1,190

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the Fund's annual report, please call 800-322-1130.

GROWTH STOCK FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997      1996     1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 34.71  $ 35.29   $ 28.79   $ 26.13   $ 23.58
Income from investment operations
Net investment income (loss) (c)           (0.08)   (0.04)     0.01      0.08      0.12
Net gains on securities (both
  realized and unrealized)                 12.57     1.61      8.79      5.01      5.60
Total income from investment operations    12.49     1.57      8.80      5.09      5.72
Less distributions
Dividends (from net investment income)         -        -     (0.07)    (0.10)    (0.15)
Distributions (from capital gains)             -    (2.15)    (2.23)    (2.33)    (3.02)
Total distributions                            -    (2.15)    (2.30)    (2.43)    (3.17)
Net asset value, end of period           $ 47.20  $ 34.71   $ 35.29   $ 28.79   $ 26.13
Total return                               35.98%    4.69%    33.10%    21.04%    28.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $831,338 $615,345  $607,699  $417,964  $360,336
Ratio of net expenses to average
  net assets                             0.97%(b)   1.03%      1.07%    1.08%     0.99%
Ratio of net investment income (loss)
  to average net assets                (0.18%)(b)  (0.10%)     0.04%    0.32%    0.56%
Portfolio turnover rate (a)                  57%      39%         5%      39%      36%

(a) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 22%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.03% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

The Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. If you are already a shareholder of the Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new account if:

*you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of Oct. 15, 1997, and you are opening a new account by exchange or by dividend reinvestment;
*you are a client of Stein Roe;
*you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
*you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of Oct. 15, 1997, had one or more clients who were the Fund shareholders; or
*you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with the Fund.

The Board of Trustees concluded that permitting the additional investments described above would not adversely affect the ability of Stein Roe to manage the Fund effectively. If you have questions about your eligibility to purchase shares of Growth
Stock Fund, please call 800-322-1130.

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.71% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGER Erik P. Gustafson has been portfolio manager of the Portfolio since its inception in 1997 and has managed the Fund since 1994. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

           LIBERTY FUNDS DISTRIBUTOR, INC.

-----------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Capital Opportunities Fund

Defined Contribution Plans Prospectus
February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
       Investment Goal
       Principal Investment Strategy
       Principal Investment Risks
       Fund Performance
       Your Expenses

6    Financial Highlights

7    Your Account
       Purchasing Shares
       Determining Share Price (NAV)
       Selling Shares
       Exchanging Shares
       Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
       Investment Adviser
       Portfolio Managers
       Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.


THE FUND-STEIN ROE CAPITAL OPPORTUNITIES FUND

INVESTMENT GOAL   Stein Roe Capital Opportunities Fund seeks long-
term growth.

PRINCIPAL INVESTMENT STRATEGY Capital Opportunities Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the managers concentrate on stocks of small and midcapitalization companies which they believe have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Fund invests in stocks, the price of its shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Capital Opportunities Fund if you:
* like the significant growth potential of aggressive growth companies and can tolerate their greater price volatility
* believe that a company's earnings growth drives its stock price
* are a long-term investor and prefer a fund with a long-term investment horizon

Capital Opportunities Fund is not appropriate for investors who:
* want to avoid the increased price volatility and risks associated with aggressive growth investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                       YEAR-BY-YEAR TOTAL RETURNS
65%
60%         62.79%
55%
50%                                50.77%
45%
40%                                                        40.33%
35%
30%
25%  -29.09%           27.52%
20%                                      20.39%
15%
10%
 5%                                             6.15%
 0%               2.43%      0.00%
-5%                                                   -1.61%
-10%
       1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Capital Opportunities Fund
[end of bar chart]

Best quarter: 4th quarter 1999, +43.85%
Worst quarter: 3rd quarter 1990, -33.14%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                      AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending December 31, 1999
                             1 yr        5 yr        10 yr
---------------------------------------------------------------
Capital Opportunities Fund   40.33%     21.61%       14.90%
S&P MidCap 400 Index*        14.72%     23.05%       17.32%

*The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees (b)                       0.89%
Distribution (12b-1) fees                 None
Other expenses                            0.30%
Total annual fund operating expenses      1.19%

(a) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                         EXPENSE EXAMPLE
                             1 yr      3 yrs     5 yrs     10 yrs
Capital Opportunities Fund   $121      $378      $654      $1,443

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the Fund's annual report, please call 800-322-1130.

CAPITAL OPPORTUNITIES FUND
PER SHARE DATA
                                                      Years ended September 30,
                                            1999   1998       1997        1996      1995
--------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 25.25  $ 29.10   $ 31.04     $ 21.69   $ 15.79
Income from investment operations
Net investment income (loss) (c)           (0.17)   (0.25)    (0.17)      (0.06)     0.01
Net gains (losses) on securities
  (both realized and unrealized)            3.56    (3.60)    (1.77)      10.41      5.91
Total income from investment operations     3.39    (3.85)    (1.94)      10.35      5.92
Less distributions
Dividends (from net investment income)         -        -         -       (0.01)    (0.02)
Distributions (from capital gains)             -        -         -       (0.99)        -
Total distributions                            -        -         -       (1.00)    (0.02)
Net asset value, end of period           $ 28.64  $ 25.25   $ 29.10       31.04   $ 21.69
Total return                               13.43%  (13.23%)   (6.25%)     49.55%    37.46%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $411,347 $681,133 $1,110,642 $1,684,538  $242,381
Ratio of net expenses to average
  net assets                             1.19%(b)   1.20%      1.17%       1.22%     1.05%
Ratio of net investment income
  (loss) to average net assets         (0.72%)(b)  (0.72%)    (0.69%)     (0.40%)    0.08%
Portfolio turnover rate                   88%         47%        35%         22%       60%

(a) All per-share amounts reflect a two-for-one stock split effective August 25, 1995.
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.
(c) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.


Portfolio Turnover   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Fund may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund may lend money to and borrow
money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER   Stein Roe & Farnham Incorporated, One South
Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.89% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS   Erik Gustafson and David Brady have been co-
portfolio managers of the Fund since May 1999, and Steve Hayward has been co-manager since November 1999.

David P. Brady joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago.

Erik P. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

Steve D. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

MASTER/FEEDER FUND STRUCTURE   The Fund could convert into a
"feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

                 LIBERTY FUNDS DISTRIBUTOR, INC.

-----------------------------------------------------------------

[STEIN ROE LOGO]

Stein Roe Disciplined Stock Fund

Defined Contribution Plans Prospectus
February 1, 2000


This prospectus relates only to shares of the Fund purchased through eligible employer-sponsored defined contribution plans.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.


2    The Fund
        Investment Goal
        Principal Investment Strategy
        Principal Investment Risks
        Fund Performance
        Your Expenses

6    Financial Highlights

7    Your Account
        Purchasing Shares
        Determining Share Price (NAV)
        Selling Shares
        Exchanging Shares
        Dividends and Distributions

9    Other Investments and Risks

10   The Fund's Management
        Investment Adviser
        Portfolio Managers
        Master/Feeder Fund Structure


Please keep this prospectus as your reference manual.

DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 1999, large-cap companies had market capitalizations greater than $9.0 billion, midcap companies had market capitalizations between $2.2 and $9.0 billion, and small-cap companies had market capitalizations less than $2.2 billion. These amounts are subject to change.

THE FUND-STEIN ROE DISCIPLINED STOCK FUND

INVESTMENT GOAL   Stein Roe Disciplined Stock Fund seeks long-term
growth.

PRINCIPAL INVESTMENT STRATEGY   Disciplined Stock Fund invests all
of its assets in SR&F Disciplined Stock Portfolio as part of a master fund/feeder fund structure. Under normal market circumstances, Disciplined Stock Portfolio will invest primarily in common stocks of midcapitalization companies. The Portfolio may also invest in companies having large-market capitalizations. The Portfolio may invest up to 25% of its assets in foreign stocks. The portfolio will be "blend" in nature, meaning that the managers will exercise latitude in investing in the stocks of companies that have "growth" and/or "value" characteristics. The portfolio managers will generally avoid growth stocks with very high relative price/earnings ratios and growth rates. These strategies reflect the Fund's more conservative posture than a fund investing only in growth stocks. In selecting stocks with value characteristics, the portfolio managers will look for companies that are undervalued and are perhaps growing more slowly, but whose valuation may be attractive based on factors such as an improved earnings outlook, increasing free cash flow, new product initiatives or changes in management.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS   There are two basic risks for all
mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money by investing in the Fund.

What are market and management risks? Management risk means that Stein Roe's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities.

Investments in stocks of midsized companies can be riskier than investments in larger companies. Midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group than larger companies. Midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

Who Should Invest in the Fund?

You may want to invest in Disciplined Stock Fund if you:
* want a fund that typically will blend both growth and value characteristics
* are a long-term investor

Disciplined Stock Fund is not appropriate for investors who:
* want to avoid the volatility and risks of stock market investing
* are saving for a short-term investment
* need regular current income

FUND PERFORMANCE   The following charts show the Fund's
performance for the past 10 calendar years through December 31, 1999. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

Year-by-Year Total Returns
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

[bar chart]
                      YEAR-BY-YEAR TOTAL RETURNS
40%
35%         34.04%
30%
25%                                             25.94%
20%                     20.42%
15%                                 18.73% 18.81%
10%               14.05%                                    10.51%
 5%
 0%
-5%  -5.81%                   -3.35%
-10%
-15%                                                  -11.25%
       1990  1991  1992  1993  1994  1995  1996  1997  1998  1999
[ ] Disciplined Stock Fund
[end of bar chart]

Best quarter: 2nd quarter 1999, +20.87%
Worst quarter: 3rd quarter 1998, -18.13%

Average Annual Total Returns

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                       AVERAGE ANNUAL TOTAL RETURNS
                             Periods ending December 31, 1999
                              1 yr         5 yr        10 yr
----------------------------------------------------------------
Disciplined Stock Fund       10.51%       11.74%      11.31%
S&P MidCap 400 Index*        14.72%       23.05%      17.32%

*The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

YOUR EXPENSES   This table shows fees and expenses you may pay if
you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

ANNUAL FUND OPERATING EXPENSES (a)
(expenses that are deducted from Fund assets)
Management fees(b)                    0.87%
Distribution (12b-1) fees             None
Other expenses                        0.29%
Total annual fund operating expenses  1.16%

(a) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
(b) Management fees include both the management fee and the administrative fee charged to the Fund.

Expense Example

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

* $10,000 initial investment
* 5% return each year
* the Fund's operating expenses remain constant as a percent of net assets
* redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                           EXPENSE EXAMPLE
                         1 yr     3 yrs     5 yrs      10 yrs
--------------------------------------------------------------
Disciplined Stock Fund   $118      $368     $638        $1,409

FINANCIAL HIGHLIGHTS

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the year ended September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. Arthur Andersen LLP audited the Fund's financial statements for the years 1995 through 1998. To request the Fund's annual report, please call 800-322-1130.

DISCIPLINED STOCK FUND(A)
PER SHARE DATA
                                                      Years ended September 30,
                                            1999     1998       1997       1996       1995
-------------------------------------------------------------------------------------------
Net asset value, beginning of period     $ 24.48   $ 33.79    $ 27.39    $ 25.26    $ 23.54
Income from investment operations
Net investment income (loss) (d)            0.17      0.07      (0.06)      0.01       0.13
Net gains (losses) on securities
  (both realized and unrealized)            2.64     (6.06)      8.57       4.14       3.05
Total income from investment operations     2.81     (5.99)      8.51       4.15       3.18
Less distributions
Dividends (from net investment income)     (0.11)        -          -      (0.11)     (0.15)
Distributions (from capital gains)         (4.57)    (3.32)     (2.11)     (1.91)     (1.31)
Total distributions                        (4.68)    (3.32)     (2.11)     (2.02)     (1.46)
Net asset value, end of period           $ 22.61   $ 24.48    $ 33.79    $ 27.39    $ 25.26
Total return                               13.57%   (19.17%)    33.67%     17.89%     14.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) $593,526  $911,650 $1,327,578 $1,158,498 $1,201,469
Ratio of net expenses to average net
  assets                                 1.16%(c)    1.13%       1.14%      1.18%     1.02%
Ratio of net investment income (loss)
  to average net assets                  0.63%(c)    0.21%      (0.17%)     0.03%     0.56%
Portfolio turnover rate (b)                47%         46%          7%        32%       41%

(a) The name of the Fund was changed on May 6, 1999 from Stein Roe Special Fund to Stein Roe Disciplined Stock Fund.
(b) Portfolio turnover rate for 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 8%. Portfolio turnover rate for 1997, 1996 and 1995 shows that of the Fund prior to commencement of operations of the Portfolio.
(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.09% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(d) Per share data was calculated using average shares outstanding during the period.

YOUR ACCOUNT

PURCHASING SHARES   You will not pay a sales charge when you
purchase Fund shares. All shares must be purchased through your employer's defined contribution plan. For more information about how to purchase Fund shares through your employer or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible defined contribution plans at the NAV next determined after the Fund receives your payment. Each purchase of shares through a broker-dealer, bank or other intermediary that is an authorized agent or designee of the Trust for the receipt of orders is made at the NAV next determined after receipt of the order by the intermediary. The intermediary must segregate any orders it receives after the close of regular trading on the New York Stock Exchange (NYSE) and transmit those orders separately for execution at the NAV next determined.

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors.

DETERMINING SHARE PRICE (NAV) The Fund's share price is its NAV next determined. NAV is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine NAV at the close of regular trading on the NYSE-normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

To calculate the NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Portfolio's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES   Subject to restrictions imposed by your
employer's plan, Fund shares may be redeemed any day the NYSE is open. For more information about how to redeem your Fund shares through your employer's plan, including any charges that may be imposed by the plan, please consult with your employer. The Fund redeems shares at the NAV next determined after an order has been accepted.

EXCHANGING SHARES   Subject to your plan's restrictions, you may
redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund available through your employer's defined contribution plan. (An exchange is commonly referred to as a "transfer.") Please be sure to read the prospectus of the fund you wish to exchange into before using the Exchange Privilege. Contact your plan administrator for instructions on how to exchange your shares or to obtain prospectuses of other no-load Stein Roe Funds available through your plan. We may change, suspend or eliminate the exchange service after notification to you. An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

DIVIDENDS AND DISTRIBUTIONS   The Fund distributes, at least once
a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Portfolio holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Portfolio held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

The terms of your plan will govern how you may receive distributions from the Fund. Generally, dividend and capital gains distributions will be reinvested in additional Fund shares.

Tax Consequences
The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gain it distributes. The Fund will distribute substantially all of its ordinary income and net capital gains on a current basis. Generally, Fund distributions are taxable as ordinary income, except that any distributions of net long-term capital gains will be taxed as such. However, distributions by the Fund to employer-sponsored defined contribution plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable through an investment in the
Fund) from such a plan. This section is not intended to be a full discussion of income tax laws and their effect on shareholders.

OTHER INVESTMENTS AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Portfolio also may invest in other securities and use other investment techniques. The Portfolio may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes other securities and techniques, and risks associated with them. The Statement of Additional Information
(SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

The Board of Trustees can change the Fund's investment objective without shareholder approval.

PORTFOLIO TURNOVER   There are no limits on turnover.  Turnover
may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS   When Stein Roe believes that a
temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM   The Fund and Portfolio may lend money
to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISER Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 1999, aggregate fees paid by the Fund to Stein Roe amounted to 0.87% of average net assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is
not part of LFG and is managed by a different team.   Stein Roe
and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS   Daniel Cantor has been portfolio manager
since May 1999 and Jeffrey Kinzel has been co-manager since
November 1999.

Daniel K. Cantor joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania.

Jeffrey C. Kinzel joined Stein Roe in 1991. He has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania.

MASTER/FEEDER FUND STRUCTURE   Unlike mutual funds that directly
acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The Statement of Additional Information contains information relating to other series of Stein Roe Investment Trust that may not be available as investment vehicles for your defined contribution plan. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-322-1130

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number of Liberty-Stein Roe Funds
Investment Trust:  811-04978

                  LIBERTY FUNDS DISTRIBUTOR, INC.

------------------------------------------------------------------

  Statement of Additional Information Dated February 1, 2000

             LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
              One Financial Plaza, Boston, MA  02111
                        800-338-2550

                          Balanced
                          --------
                      Stein Roe Balanced Fund

                      Growth and Income
                      -----------------
              Stein Roe Growth & Income Fund, Class S

                           Growth
                           ------
             Stein Roe Disciplined Stock Fund
             Stein Roe Midcap Growth Fund
             Stein Roe Growth Stock Fund
             Stein Roe Large Company Focus Fund
             Stein Roe Growth Investor Fund, Class S
             Stein Roe Capital Opportunities Fund
             Stein Roe Small Company Growth Fund


     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectuses dated February 1, 2000 and any supplements thereto ("Prospectuses"). Financial statements, which are contained in the Funds' September 30, 1999, Annual Reports, are incorporated by reference into this SAI. The Prospectuses and Annual Reports may be obtained at no charge by telephoning 800-338-2550.


                     TABLE OF CONTENTS
                                                      Page
General Information and History.........................2
Investment Policies.....................................4
Portfolio Investments and Strategies....................4
Investment Restrictions................................21
Additional Investment Considerations...................23
Purchases and Redemptions..............................24
Management.............................................29
Financial Statements...................................32
Principal Shareholders.................................32
Investment Advisory and Other Services.................33
Distributor............................................36
Transfer Agent.........................................36
Custodian..............................................37
Independent Accountants................................37
Portfolio Transactions.................................38
Additional Income Tax Considerations...................44
Investment Performance.................................44
Master Fund/Feeder Fund: Structure and Risk Factors....49
Appendix-Ratings.......................................51

                  GENERAL INFORMATION AND HISTORY

     The mutual funds described in this SAI (referred to collectively as the "Funds") are separate series of Liberty-Stein
Roe Funds Investment Trust (the "Trust"). The Funds and the dates they commenced operations are:

              Fund                                    Commencement
                                                          Date
------------------------------------------------------------------
Stein Roe Balanced Fund ("Balanced Fund")                10/04/49
Stein Roe Growth & Income Fund, Class S
  ("Growth & Income Fund")                               03/24/87
Stein Roe Disciplined Stock Fund ("Disciplined
  Stock Fund")                                           05/22/68
Stein Roe Growth Stock Fund ("Growth Stock Fund")        07/01/58
Stein Roe Growth Investor Fund, Class S ("Growth
  Investor Fund")                                        03/31/99
Stein Roe Midcap Growth Fund ("Midcap Growth Fund")      06/30/97
SteinRoe Large Company Focus Fund ("Large Company
  Focus Fund")                                           06/26/98
Stein Roe Capital Opportunities Fund ("Capital
  Opportunities Fund")                                   06/10/63
Stein Roe Small Company Growth Fund ("Small Company
  Focus Fund")                                           02/02/99

     On February 1, 1996, the names of the Trust and of each then-existing Fund were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999, from "Stein Roe Investment Trust to "Liberty-Stein Roe Funds Investment Trust." Prior to February 1, 1995, the name of Growth Stock Fund was SteinRoe Stock Fund; prior to February 1, 1996, Growth & Income Fund was named SteinRoe Prime Equities; prior to April 17, 1996, the name of Balanced Fund was Stein Roe Total Return Fund; and prior to May 6, 1999, the name of Midcap Growth Fund was Stein Roe Growth Opportunities Fund and the name of Disciplined Stock Fund was Stein Roe Special Fund.

     Stein Roe Growth & Income Fund, Class S, is a separate class of Stein Roe Advisor Select Growth & Income Fund; and Stein Roe
Growth Investor Fund, Class S, is a separate class of Stein Roe
Advisor Growth Investor Fund.

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

     Rather than invest in securities directly, certain Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each feeder Fund has invested all of its assets in a separate master fund that is a series of SR&F Base Trust since February 3, 1997, except for Growth Investor Fund, which commenced operations on March 31, 1999:

Feeder Fund                Master Fund
-----------------------------------------------------------------
Balanced Fund              SR&F Balanced Portfolio ("Balanced
                           Portfolio")
Growth & Income Fund       SR&F Growth & Income Portfolio ("Growth
                           & Income Portfolio")
Disciplined Stock Fund     SR&F Disciplined Stock Portfolio
                           ("Disciplined Stock Portfolio")
Growth Stock Fund          SR&F Growth Stock Portfolio ("Growth
                           Stock Portfolio")
Growth Investor Fund       SR&F Growth Investor Portfolio ("Growth
                           Investor Portfolio")

     The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master
Fund/Feeder Fund: Structure and Risk Factors. Midcap Growth Fund, Large Company Focus Fund, Capital Opportunities Fund, and Small
Company Growth Fund may convert into feeder funds at some time in the future.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment management services to each Portfolio, Midcap Growth Fund, Large Company Focus Fund, Capital Opportunities Fund, and Small Company Growth Fund.


                     INVESTMENT POLICIES

     The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940, except for Large Company Focus Fund, which is non-diversified.

     The investment objectives and policies are described in the prospectuses under The Funds. In pursuing its respective objective, each Fund or Portfolio may employ the investment techniques described in its Prospectus and Portfolio Investments and Strategies in this SAI. Each investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
-----------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
-----------

             PORTFOLIO INVESTMENTS AND STRATEGIES

     Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, the term "Fund" refers to each Fund and each Portfolio.

Debt Securities

     In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by Growth & Income Portfolio, Balanced Portfolio, and Growth Stock Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. Midcap Growth Fund, Disciplined Stock Portfolio, Large Company Focus Fund, Growth Investor Fund, and Small Company Growth Fund may invest up to 35% of their assets in debt securities, but do not expect to invest more than 5% of their assets in debt securities that are rated below investment grade.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

     When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, a Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     No Fund currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Fund are frequently rated investment grade, a Fund may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria.
Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

     Each Fund may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.

     As of September 30, 1999, holdings of foreign companies, as a percentage of net assets, were as follows: Balanced Portfolio, 7.5% (2.9% in foreign securities and 4.6% in ADRs); Growth & Income Portfolio, 4.2% (0.0% in foreign securities and 4.2% in ADRs); Disciplined Stock Portfolio, 3.7% (0.0% in foreign securities and 3.7% in ADRs and ADSs); Growth Stock Portfolio, none; Growth Investor Portfolio, none; Midcap Growth Fund, 2.2% (0.0% in foreign securities and 2.2% in ADRs); Large Company Focus Fund, 5.3% (0.0% in foreign securities and 5.3% in ADRs); Capital Opportunities Fund, 1.4% (0.0% in foreign securities and 1.4% in ADRs); and Small Company Growth Fund, 1.2% (0.0% in foreign securities and 1.2% in ADRs).

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

     Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Structured Notes

     Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a Fund to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

Swaps, Caps, Floors and Collars

     A Fund may enter into swaps and may purchase or sell related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Funds intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream a Fund may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time a Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this SAI, a Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     A Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Fund had during its last fiscal year, nor does any Fund currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

     A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended September 30, 1999.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     A Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. Other than Small Company Growth Fund, a Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of a Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Up to 20% of the assets of Balanced Portfolio may be involved in short sales against the box, but no other Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

Rule 144A Securities

     A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this SAI, a Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, a Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Disciplined Stock Portfolio and Capital Opportunities Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Funds' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

     A Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     A Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to:
U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
----------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
----------
     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of the Fund's total assets.
------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
------------

     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Fund writes an equity call option/4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities; and
(2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


                   INVESTMENT RESTRICTIONS

     The Funds and the Portfolios operate under the following investment restrictions. No Fund or Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions (other than bracketed portions thereof and, in the case of Disciplined Stock Fund and Disciplined Stock Portfolio, other than 1 and 2) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Each Fund and, in the case of Disciplined Stock Fund and Disciplined Stock Portfolio, together with restrictions 1 and 2 above, is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) [Small Company Growth Fund only] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions); [all other Funds and Portfolios] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.


              ADDITIONAL INVESTMENT CONSIDERATIONS

     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


                       PURCHASES AND REDEMPTIONS

Closed Funds

     Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new Growth Stock Fund account if:

*you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of October 15, 1997, and you are opening a new Growth Stock Fund account by exchange or by dividend reinvestment;
*you are a client of Stein Roe;
*you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;
*you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 15, 1997, had one or more clients who were Growth Stock Fund shareholders; or
*you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with Growth Stock Fund.

     Class S shares of Growth & Income Fund and Growth Investor Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of those Funds outstanding on November 22, 1999, were redesignated Class S shares. Like the existing shares from which were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of Growth & Income Fund or Growth Investor Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:

*as of October 31, 1999, you are a shareholder of any other Stein
 Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;
*you are a client of Stein Roe;
*you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth & Income Fund or Growth Investor Fund for its clients; or
*you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth & Income Fund or Growth Investor Fund on October 31, 1999.

     If you have questions about your eligibility to purchase shares of Growth Stock Fund or Class S shares of Growth & Income
Fund or Growth Investor Fund, please call 800-338-2550.

Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.
Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

     The net asset value of each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account-Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

     The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund or Portfolio in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Funds to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Funds may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of a Fund into another no-load Stein Roe Fund, and then back to that Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.


                            MANAGEMENT

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

Name, Age at February 1, 2000;
Address
Position(s) held with the Trust
Principal occupation(s) during past five years

William D. Andrews, 52;
One South Wacker Drive, Chicago, IL  60606 (4)
Executive Vice-President
Executive vice president of Stein Roe

John A. Bacon Jr., 72;
4N640 Honey Hill Road, Box 296, Wayne, IL 60184 (3)(4)
Trustee
Private investor

Christine Balzano, 34;
245 Summer Street, Boston, MA 02210
Vice-President
Senior vice president of Liberty Funds Services, Inc.; formerly vice president and assistant vice president

William W. Boyd, 73;
2900 Golf Road, Rolling Meadows, IL  60008 (2)(3)(4)
Trustee
Chairman and director of Sterling Plumbing (manufacturer of plumbing products)

David P. Brady, 35;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Senior vice president of Stein Roe since March 1998; vice president of Stein Roe from Nov. 1995 to March 1998; portfolio manager for Stein Roe since 1993

Daniel K. Cantor, 40;
1330 Avenue of the Americas, New York, NY 10019 (4)
Vice-President
Senior vice president of Stein Roe

Kevin M. Carome, 43;
One Financial Center, Boston, MA 02111  (4)
Executive Vice-President; Secretary
Senior vice president, legal, Liberty Funds Group LLC (an affiliate of Stein Roe) since Jan. 1999; general counsel and secretary of Stein Roe since Jan. 1998; associate general counsel and vice president of Liberty Financial Companies, Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 30;
12100 East Iliff Avenue, Aurora, CO 80014 (4)
Vice-President
Employee of Liberty Funds Services, Inc. and assistant vice president of Stein Roe since Nov. 1999; manager with Scudder
Kemper Investments from Oct. 1995 to Nov. 1999; assistant manager with Scudder Kemper prior thereto

J. Kevin Connaughton, 35;
245 Summer Street, Boston, MA 02210 (4)
Vice-President; Treasurer
Vice president of Colonial Management Associates, Inc. ("CMA"), since February 1998; senior tax manager, Coopers & Lybrand, LLP from April 1996 to January 1998; vice president, 440 Financial
Group/First Data Investor Services Group prior thereto

Lindsay Cook, 47;
600 Atlantic Avenue, Boston, MA 02210 (1)(2)(4)
Trustee
Executive vice president of Liberty Financial Companies, Inc.
since March 1997; senior vice president prior thereto

Michael G. Fisher, 30;
245 Summer Street, Boston, MA 02210 (4)
Vice-President
Tax manager with Liberty Funds Group since Oct. 1998; tax manager with PricewaterhouseCoopers LLP prior thereto

William M. Garrison, 34;
One South Wacker Drive, Chicago, IL  60606
Vice-President
Vice president of Stein Roe since Feb. 1998; associate portfolio manager for Stein Roe since August 1994

Stephen E. Gibson, 46;
One Financial Center, Boston, MA 02111 (4)
President
Vice chairman of Stein Roe since Aug. 1998; chairman, CEO, president and director of Liberty Funds Group since Dec. 1998; chairman of the Colonial Group from July 1998 to Dec. 1998; president of the Colonial Group from Dec. 1996 to Dec. 1998; chairman of Colonial Management Associates, Inc. since Dec. 1998; CEO, president and director of Colonial Management Associates since July 1996; managing director of Putnam Financial Services prior thereto

Erik P. Gustafson, 36;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Senior portfolio manager of Stein Roe; senior vice president of Stein Roe since April 1996; vice president of Stein Roe prior thereto

Douglas A. Hacker, 44;
P.O. Box 66100, Chicago, IL 60666 (3) (4)
Trustee
Executive vice president and chief financial officer of UAL, Inc.
(airline) since July 1999; senior vice president and chief financial officer of UAL, Inc. prior thereto

Loren A. Hansen, 51;
One South Wacker Drive, Chicago, IL  60606  (4)
Executive Vice-President
Chief investment officer/equity of CMA since 1997; executive vice president of Stein Roe since Dec. 1995; vice president of The
Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Executive vice president, senior portfolio manager, and chief economist and investment strategist of Stein Roe; director of research of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 47;
One Financial Center, Boston, MA 02111 (4)
Senior Vice-President
Fund treasurer for Liberty Funds Group LLC since Sept. 1996 and chief financial officer since Aug. 1997; senior vice president of Fidelity Investments prior thereto

Janet Langford Kelly, 42;
One Kellogg Square, Battle Creek, MI 49016 (3)(4)
Trustee
Executive vice president-corporate development, general counsel and secretary of Kellogg Company since Sept. 1999; senior vice president, secretary and general counsel of Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from 1995 to Aug. 1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37;
245 Summer Street, Boston, MA 02210 (4)
Vice-President; Controller
Vice president and assistant controller of CMA

Mary Dillon McKenzie, 45;
One Financial Center, Boston, MA 02111 (4)
Vice-President
President of Liberty Funds Services, Inc.

Charles R. Nelson, 57;
Department of Economics, University of Washington, Seattle, WA
98195 (3)(4)
Trustee
Van Voorhis Professor of Political Economy, Department of
Economics of the University of Washington

Nicholas S. Norton, 40;
12100 East Iliff Avenue, Aurora, CO 80014 (4)
Vice-President
Senior vice president of Liberty Funds Services, Inc. since Aug.
1999; vice president of Scudder Kemper, Inc. prior thereto

Nicolette D. Parrish, 50;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President; Assistant Secretary
Senior legal assistant and assistant secretary of Stein Roe

Thomas C. Theobald, 62;
Suite 1300, 222 West Adams Street, Chicago, IL 60606 (3)(4)
Trustee
Managing director, William Blair Capital Partners (private equity fund)
_______________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty
Funds Distributor, Inc., the Fund's distributor.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 1999, to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Thomas W. Butch**           -0-                 -0-         -0-
Lindsay Cook                -0-                 -0-         -0-
John A. Bacon Jr.**      $25,500            $117,850      $2,562
William W. Boyd           22,450             104,100       2,263
Douglas A. Hacker         20,650              93,900       2,041
Janet Langford Kelly      22,450             103,400       2,248
Charles R. Nelson         22,450             103,900       2,259
Thomas C. Theobald        22,450             103,400       2,248
_______________
* At September 30, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
**Mr. Butch served as a trustee until November 3, 1998; Mr. Bacon was elected a trustee effective November 3, 1998.


                      FINANCIAL STATEMENTS

     Please refer to the September 30, 1999 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 1999 and the statement of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the Funds' September 30, 1999 Annual Reports. The Financial Statements and the report of independent accountants are incorporated herein by reference. An Annual Report may be obtained at no charge by telephoning 800-338-2550.


                     PRINCIPAL SHAREHOLDERS

     As of December 31, 1999, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:
                                                     Approximate
                                                     Percentage of
                                                     Outstanding
Name and Address                  Fund               Shares Held
Charles Schwab & Co. Inc.    Growth & Income Fund,
  Special Custody Account for   Class S                    31%
  the Exclusive Benefit of   Midcap Growth Fund            28
  Customers (1)              Large Company Focus Fund      30
Attn Mutual Funds            Small Company Growth Fund     13
101 Montgomery Street       Balanced Fund                   9
San Francisco., CA 94104    Growth Stock Fund              10
                            Capital Opportunities Fund     26
                            Disciplined Stock Fund         19

National Financial Services Capital Opportunities Fund      5
  Corp. for the Exclusive
  Benefit of our Customers,
Attn: Mutual Funds (1)
P.O. Box 3908
Church Street Station
New York, NY  10008

Keyport Life Insurance
  Company
c/o Michelle Cote
125 High Street
Boston, MA  02101           Small Company Growth Fund     40
__________
(1) Shares held for accounts of customers.

     As of December 31, 1999, trustees and officers of the Trust owned less than 1% of the outstanding shares of any Fund. The following table shows the percentage of each Fund's outstanding shares held by clients of Stein Roe in their client accounts as of December 31, 1999. Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares.

           Balanced Fund                  6%
           Growth & Income Fund          16
           Disciplined Stock Fund         4
           Growth Stock Fund              9
           Growth Investor Fund           3
           Midcap Growth Fund            20
           Large Company Focus Fund      10
           Capital Opportunities Fund     4


              INVESTMENT ADVISORY AND OTHER SERVICES

     Stein Roe & Farnham Incorporated provides investment management services to each Portfolio, Midcap Growth Fund, Large Company Focus Fund, Stein Roe Capital Opportunities Fund and Small Company Growth Fund, and administrative services to each Fund and each Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

    The sole director of Stein Roe is C. Allen Merritt, Jr.  Mr.
Merritt is Chief Operating Officer of Liberty Financial. His business address is Federal Reserve Plaza, 600 Atlantic Avenue,
Boston, MA 02210.

     Stein Roe Counselor [service mark] is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor [service mark] is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                           Current Rates         Year Ended    Year Ended    Year Ended
Fund/Portfolio          Type        (dollars shown in millions)    9/30/99       9/30/98      9/30/97
-------------------- -------------  ---------------------------  ----------    ----------    -----------
Growth & Income Fund Management     N/A                                  N/A           N/A    $ 484,689
                     Administrative .15% up to $500, .125%
                                    next $500, .10% thereafter   $   616,797    $   545,089     422,974
Growth & Income
  Portfolio          Management     .60% up to $500, .55%
                                    next $500, .50% thereafter     2,497,760      2,187,961   1,191,730
Balanced Fund        Management     N/A                                  N/A            N/A     493,328
                     Administrative .15% up to $500, .125% next
                                    $500, .10% thereafter            393,529        416,764     399,157
Balanced Portfolio   Management     .55% up to $500, .50%
                                    next $500, .45% thereafter     1,444,813      1,530,467     971,102
Growth Stock Fund    Management     N/A                                  N/A            N/A     933,019
                     Administrative .15% up to $500, .125%
                                    next $500, .10% thereafter     1,131,958        946,539     757,086
Growth Stock
  Portfolio          Management     .60% up to $500, .55% next
                                    $500, .50% thereafter          6,076,221      4,251,833   2,119,802
Disciplined Stock
  Fund               Management     N/A                                  N/A            N/A   2,638,251
                     Administrative .15% up to $500, .125%
                                    next $500, .10% next $500,
                                    .075% thereafter               1,077,094       1,605,953  1,537,601
Disciplined Stock
  Portfolio          Management     .75% up to $500, .70% next
                                    $500, .65% next $500,
                                    .60% thereafter                5,581,396       8,771,718  5,249,467
Large Company
  Focus Fund         Management     .75% up to $500, .70%
                                    next $500, .65% next $500,
                                    .60% thereafter                  397,850          88,815        N/A
                     Administrative .15% up to $500, .125% next
                                    $500, .10% next $500,
                                    .075% thereafter                  79,514          17,763        N/A
                     Reimbursement  Expenses exceeding 1.50%             -0-          13,361        N/A
Midcap Growth Fund   Management     .75% up to $500, .70%
                                    next $500, .65% next $500,
                                    .60% thereafter                  382,996         406,935     86,304
                     Administrative .15% up to $500, .125%
                                    next $500, .10% next $500,
                                    .075% thereafter                  76,658          81,387     17,260
                     Reimbursement  Expenses exceeding 1.25%         (94,290)        103,242     55,876
Growth Investor Fund Administrative .15% up to $500, .125% next
                                    $500, .10% thereafter              5,752             N/A        N/A
                     Reimbursement  Expenses exceeding 1.10%         (47,629)            N/A        N/A
Growth Investor
  Portfolio          Management     .60% up to $500, .55% next
                                    $500, .50% thereafter          5,415,558       3,758,114  1,567,638
Capital
Opportunities Fund   Management     .75% up to $500, .70% next
                                    $500, .65% next $500,
                                   .60% thereafter                 4,331,186       6,827,994  9,097,549
                     Administrative .15% up to $500, .125%
                                    next $500, .10% next $500,
                                    .075% thereafter                 853,783       1,298,073  1,655,427
Small Company Growth Management     .85%                              20,436             N/A        N/A
  Fund               Administrative .15%                               3,606             N/A        N/A
                     Reimbursement  Expenses exceeding 1.50%         (53,535)            N/A        N/A

     Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for a Fund. Any such reimbursement will enhance the yield of such Fund.

     Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $315,067, $358,936 and $354,273, respectively, from the Trust for services performed under this Agreement.


                       DISTRIBUTOR

     Shares of each Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, the Distributor offers shares of each Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.


                        TRANSFER AGENT

     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from each Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by SSI to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolios.


                           CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which a Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                    INDEPENDENT ACCOUNTANTS

     The independent accountants for the Funds and the Portfolios are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.


                     PORTFOLIO TRANSACTIONS

     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

     It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

     Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

     Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

     Consistent with the Rules of Fair Practice of National Association of Securities Dealers, Inc. and subject to seeking best executing and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and
Dealers

     Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

     The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

     Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

     Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

* Database Services-comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
* Quotation/Trading/News Systems-products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
* Economic Data/Forecasting Tools-various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
* Quantitative/Technical Analysis-software tools that assist in quantitative and technical analysis of investment data.
* Fundamental Industry Analysis-industry-specific fundamental investment research.
* Fixed Income Security Analysis-data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
* Other Specialized Tools-other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars.
Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

     In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

     The table below shows information on brokerage commissions paid by the Funds and the Portfolios (in the case of a feeder fund, brokerage commissions were paid by the Fund prior to February 3, 1997 and by its related Portfolio since that date):

                      Growth &   Balanced   Growth     Disciplined
                      Income     Portfolio  Stock      Stock
                      Portfolio             Portfolio  Portfolio
------------------------------------------------------------------
Total amount of
 brokerage commissions
 paid during fiscal
 year ended 9/30/99    $84,072     $203,114   $957,840  $1,692,241
Amount of commissions
 paid to brokers or
 dealers who supplied
 research services to
 Stein Roe              36,956      160,135    666,815   1,012,153
Total dollar amount
 involved in such
 transactions (000
 omitted)              165,807      137,915  2,157,116   5,927,255
Total amount of
  brokerage commissions
  paid during fiscal
  year ended 9/30/98   100,196      312,627    562,354   2,301,286
Total amount of
  brokerage commissions
  paid during fiscal
  year ended 9/30/97   120,469      144,101    240,427     766,278

                               Large              Capital   Small
                      Midcap   Company Growth     Oppor-   Company
                      Growth   Focus   Investor   tunities  Growth
                      Fund     Fund    Portfolio  Fund      Fund
------------------------------------------------------------------
Total amount of
  brokerage commissions
  paid during fiscal
  year ended 9/30/99  $116,715 $51,496 $2,204,246  867,578 $15,944
Amount of commissions
  paid to brokers or
  dealers who supplied
  research services to
  Stein Roe             77,167  31,435    437,146   609,016  7,694
Total dollar amount
  involved in such
  transactions (000
  omitted)              72,988 178,047  1,334,432 1,591,956  8,360
Total amount of
  brokerage commissions
  paid during fiscal
  year ended 9/30/98    67,521  43,465    807,008   732,013      -
Total amount of brokerage
  commissions paid
  during fiscal year
  ended 9/30/97         38,375       -    512,584   543,951      -

     Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

     During the last fiscal year, certain Funds and Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at September 30, 1999:

Fund/Portfolio     Broker-Dealer                   Value of
                                                   Securities Held
                                                   (in thousands)
------------------------------------------------------------------
Balanced Portfolio  Bank America Corp.              $5,454
                    Household Financial
                     Corp., 5.875%, 11/1/02          1,945
                    Associates Corp. of North
                     America, 6.95%, 11/1/18         1,794
                    Banc One                           627
                    Goldman Sachs Group                470


                 ADDITIONAL INCOME TAX CONSIDERATIONS

     Each Fund and Portfolio intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.


                      INVESTMENT PERFORMANCE

     A Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     Total return performance as of September 30, 1999, was as follows:

                            1 Year     5 Years     10 Years or
                                                   Life of Fund
                                                   (if shorter)
-----------------------------------------------------------------
Balanced Fund               15.74%     13.50%          11.26%
Growth & Income
  Fund, Class S             19.39      19.14           14.73
Disciplined Stock Fund      13.57      10.64           10.96
Growth Stock Fund           35.98      24.07           16.80
Growth Investor Fund        24.25      24.79           23.20*
Midcap Growth Fund          20.17       N/A            10.47*
Large Company Focus Fund    35.05       N/A            13.93*
Capital Opportunities Fund  13.43      13.66           10.21
Small Company Growth Fund   33.06       N/A            15.37*
__________
*Life of Fund is from date of public offering of Fund or its predecessor: April 29, 1994 for predecessor of Growth Investor Fund; June 30, 1997 for Midcap Growth Fund; June 26, 1998 for Large Company Focus Fund; and March 25, 1996 for predecessor of Small Company Growth Fund.

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Each Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average   New York Stock Exchange Composite
                                 Index
Standard & Poor's 500 Stock    American Stock Exchange Composite
  Index                          Index
Standard & Poor's 400          Nasdaq Composite
  Industrials                  Nasdaq Industrials
Russell 2000 Index
Wilshire 5000

(These indexes are widely      (These indexes generally reflect
recognized indicators of        the performance of stocks traded
general U.S. stock market      in the indicated markets.)
results.)

     In addition, the Funds may compare performance to the indicated benchmarks:

Benchmark                             Fund(s)
Lipper Balanced Fund Average          Balanced Fund
Lipper Balanced Fund Index            Balanced Fund
Lipper Capital Appreciation Fund
  Average                             Capital Opportunities Fund,
                                      Midcap Growth Fund, Large
                                      Company Focus Fund
Lipper Capital Appreciation Fund
  Index                               Capital Opportunities Fund,
                                      Midcap Growth Fund, Large
                                      Company Focus Fund
Lipper Equity Fund Average            All Funds
Lipper General Equity Fund            All Funds
Lipper Growth & Income Fund Average   Growth & Income Fund
Lipper Growth & Income Fund Index     Growth & Income Fund
Lipper Growth Fund Average            Growth Stock Fund,
                                      Disciplined Stock Fund,
                                      Growth Investor Fund, Small
                                      Company Growth Fund
Lipper Growth Fund Index              Growth Stock Fund,
                                      Disciplined Stock Fund,
                                      Growth Investor Fund, Small
                                      Company Growth Fund
Morningstar Aggressive Growth Fund
  Average                             Capital Opportunities Fund,
                                      Midcap Growth Fund, Large
                                      Company Focus Fund
Morningstar All Equity Funds Average  All Funds
Morningstar Advisor Balanced Fund
  Average                             Balanced Fund
Morningstar Domestic Stock Average    All Funds
Morningstar Equity Fund Average       All Funds
Morningstar General Equity Average*   All Funds
Morningstar Growth & Income Fund
  Average                             Growth & Income Fund
Morningstar Growth Fund Average       Growth Stock Fund,
                                      Disciplined Stock Fund,
                                      Growth Investor Fund, Small
                                      Company Growth Fund
Morningstar Hybrid Fund Average       Balanced Fund, Growth
                                      Investor Fund, Small Company
                                      Growth Fund
Morningstar Total Fund Average        All Funds
Morningstar U.S. Diversified Average  Growth Investor Fund, Small
                                      Company Growth Fund
Value Line Index (Widely
  recognized indicator of the
  performance of small- and medium-
  sized company stocks)               Capital Opportunities Fund,
                                      Disciplined Stock Fund,
                                      Midcap Growth Fund, Large
                                      Company Focus Fund
*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.

     Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                        ________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

              Common stocks
              Small company stocks
              Long-term corporate bonds
              Long-term government bonds
              Intermediate-term government bonds
              U.S. Treasury bills
              Consumer Price Index
              _____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%
--------------------------------------------
Compound-
ing
Years       Tax-Deferred Investment
----  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239
25    65,164    80,337   101,553   131,327
20    49,273    57,781    68,829    83,204
15    35,022    39,250    44,361    50,540
10    22,184    23,874    25,779    27,925
 5    10,565    10,969    11,393    11,840
 1    2,036      2,060     2,085     2,109

Interest
Rate   3%       5%        7%       9%
-------------------------------------------
Compound-
ing
Years        Taxable Investment
----  ----------------------------------
30   $80,217  $98,343  $121,466  $151,057
25    63,678   75,318    89,528   106,909
20    48,560   55,476    63,563    73,028
15    34,739   38,377    42,455    47,025
10    22,106   23,642    25,294    27,069
 5    10,557   10,943    11,342    11,754
 1    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [service mark] program and asset allocation and other investment strategies.


       MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     Each of Growth & Income Fund, Balanced Fund, Disciplined Stock Fund, Growth Stock Fund, and Growth Investor Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

     The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.


                        APPENDIX-RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                     _______________________
----------------------------------------------------------------

     Statement of Additional Information Dated February 1, 2000

             LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
            One Financial Center, Boston, MA  02111-2621
                            800-338-2550

               STEIN ROE INTERNATIONAL FUND

     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectus dated February 1, 2000, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's September 30, 1999, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.


                    TABLE OF CONTENTS
                                                     Page
General Information and History   ...................  2
Investment Policies....................................3
Portfolio Investments and Strategies...................3
Investment Restrictions...............................20
Additional Investment Considerations..................23
Purchases and Redemptions.............................24
Management............................................28
Financial Statements..................................31
Principal Shareholders................................31
Investment Advisory and Other Services................32
Distributor...........................................33
Transfer Agent........................................34
Custodian.............................................34
Independent Accountants...............................35
Portfolio Transactions................................35
Additional Income Tax Considerations..................40
Investment Performance................................41
Master Fund/Feeder Fund: Structure and Risk Factors...45
Appendix-Ratings......................................47

               GENERAL INFORMATION AND HISTORY

     Stein Roe International Fund (the "Fund"), the mutual fund described in this SAI, is a separate series of Liberty-Stein Roe
Funds Investment Trust (the "Trust"). The Fund commenced operations on March 1, 1994.

     On February 1, 1996, the names of the Trust and the Fund were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Investment
Trust" to "Liberty-Stein Roe Funds Investment Trust."

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

     Rather than invest in securities directly, the Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Fund has invested all of its assets in SR&F International Portfolio (the "Portfolio"), a separate master fund that is a series of SR&F Base Trust since February 3, 1997. For more information, please refer to Master Fund/Feeder Fund:
Structure and Risk Factors.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund and management services to the Portfolio.


                    INVESTMENT POLICIES

     The Trust and SR&F Base Trust are open-end management investment companies. The Fund and the Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.

     The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Portfolio may employ the investment techniques described in Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
------------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
------------------


              PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

     In pursuing its investment objective, the Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Portfolio is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but Stein Roe will consider that fact in determining whether the Portfolio should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

     When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, the Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     The Portfolio currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See
Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, the Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Portfolio are frequently rated investment grade, the Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

     The Portfolio invests primarily in foreign securities. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Portfolio may also purchase foreign securities in the form of European Depositary Receipts
(EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

     Although the Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. the Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The Portfolio may not may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Synthetic Foreign Money Market Positions. The Portfolio may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange.
For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the Portfolio will invest at least 65% of total assets in foreign securities.

Eurodollar Instruments

     The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar future contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Structured Notes

     Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Portfolio to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

Swaps, Caps, Floors and Collars

     The Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. The Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Portfolio may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Portfolio's exposure to changes in the value of an index of securities in which the Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Portfolio's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time the Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this SAI, the Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Portfolio did not lend portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     The Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. During its last fiscal year, the Portfolio had no commitments to purchase when-issued securities in excess of 5% of its net assets. The Portfolio may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

     The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Portfolio did not enter into reverse repurchase agreements during the fiscal year ended September 30, 1999.

     At the time the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     The Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, the Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect the Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Portfolio is able to enter into short sales. There is no limitation on the amount of the Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

Rule 144A Securities

     The Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the
(1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this SAI, the Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. The Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolio's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

     The Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

     The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     The Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies).
Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
------------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
------------

     The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase the Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market."
Variation margin paid or received by the Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

     The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of the Portfolio's total assets.
------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
------------

     When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

     The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Portfolio writes an equity call option/4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
-------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
-------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If the Portfolio were to enter into a short index future, short index futures option or short index option position and the portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


                       INVESTMENT RESTRICTIONS

     The Fund and the Portfolio operate under the following investment restrictions. The Fund or Portfolio may not:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,/5/ except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or
------------
/5/ For purposes of this investment restriction, International Portfolio uses industry classifications contained in Morgan Stanley Capital International Perspective, which is published by Morgan Stanley, an international investment banking and brokerage firm.
------------

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund and Portfolio are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Portfolio from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. The Fund or Portfolio may not:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange or a recognized foreign exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (g) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (h) invest more than 10% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (i) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

     Notwithstanding the foregoing investment restrictions, the Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in its ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the interest of the Portfolio in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the portfolio securities with the result that it would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.


            ADDITIONAL INVESTMENT CONSIDERATIONS

     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


                 PURCHASES AND REDEMPTIONS

Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas.
Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

     The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account-Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

     The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Fund to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Fund may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of the Fund into another no-load Stein Roe Fund, and then back to the Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.


     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                      MANAGEMENT

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

Name, Age at February 1, 2000;
Address
Position(s) held with the Trust
Principal occupation(s) during past five years

William D. Andrews, 52;
One South Wacker Drive, Chicago, IL  60606 (4)
Executive Vice-President
Executive vice president of Stein Roe

John A. Bacon Jr., 72;
4N640 Honey Hill Road, Box 296, Wayne, IL 60184 (3)(4)
Trustee
Private investor

Christine Balzano, 34;
245 Summer Street, Boston, MA 02210
Vice-President
Senior vice president of Liberty Funds Services, Inc.; formerly vice president and assistant vice president

William W. Boyd, 73;
2900 Golf Road, Rolling Meadows, IL  60008 (2)(3)(4)
Trustee
Chairman and director of Sterling Plumbing (manufacturer of plumbing products)

David P. Brady, 35;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Senior vice president of Stein Roe since March 1998; vice president of Stein Roe from Nov. 1995 to March 1998; portfolio manager for Stein Roe since 1993

Daniel K. Cantor, 40;
1330 Avenue of the Americas, New York, NY 10019 (4)
Vice-President
Senior vice president of Stein Roe

Kevin M. Carome, 43;
One Financial Center, Boston, MA 02111  (4)
Executive Vice-President; Secretary
Senior vice president, legal, Liberty Funds Group LLC (an affiliate of Stein Roe) since Jan. 1999; general counsel and secretary of Stein Roe since Jan. 1998; associate general counsel and vice president of Liberty Financial Companies, Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 30;
12100 East Iliff Avenue, Aurora, CO 80014 (4)
Vice-President
Employee of Liberty Funds Services, Inc. and assistant vice president of Stein Roe since Nov. 1999; manager with Scudder
Kemper Investments from Oct. 1995 to Nov. 1999; assistant manager with Scudder Kemper prior thereto

J. Kevin Connaughton, 35;
245 Summer Street, Boston, MA 02210 (4)
Vice-President; Treasurer
Vice president of Colonial Management Associates, Inc. ("CMA"), since February 1998; senior tax manager, Coopers & Lybrand, LLP from April 1996 to January 1998; vice president, 440 Financial
Group/First Data Investor Services Group prior thereto

Lindsay Cook, 47;
600 Atlantic Avenue, Boston, MA 02210 (1)(2)(4)
Trustee
Executive vice president of Liberty Financial Companies, Inc.
since March 1997; senior vice president prior thereto

Michael G. Fisher, 30;
245 Summer Street, Boston, MA 02210 (4)
Vice-President
Tax manager with Liberty Funds Group since Oct. 1998; tax manager with PricewaterhouseCoopers LLP prior thereto

William M. Garrison, 34;
One South Wacker Drive, Chicago, IL  60606
Vice-President
Vice president of Stein Roe since Feb. 1998; associate portfolio manager for Stein Roe since August 1994

Stephen E. Gibson, 46;
One Financial Center, Boston, MA 02111 (4)
President
Vice chairman of Stein Roe since Aug. 1998; chairman, CEO, president and director of Liberty Funds Group since Dec. 1998; chairman of the Colonial Group from July 1998 to Dec. 1998; president of the Colonial Group from Dec. 1996 to Dec. 1998; chairman of Colonial Management Associates, Inc. since Dec. 1998; CEO, president and director of Colonial Management Associates since July 1996; managing director of Putnam Financial Services prior thereto

Erik P. Gustafson, 36;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Senior portfolio manager of Stein Roe; senior vice president of Stein Roe since April 1996; vice president of Stein Roe prior thereto

Douglas A. Hacker, 44;
P.O. Box 66100, Chicago, IL 60666 (3) (4)
Trustee
Executive vice president and chief financial officer of UAL, Inc.
(airline) since July 1999; senior vice president and chief financial officer of UAL, Inc. prior thereto

Loren A. Hansen, 51;
One South Wacker Drive, Chicago, IL  60606  (4)
Executive Vice-President
Chief investment officer/equity of CMA since 1997; executive vice president of Stein Roe since Dec. 1995; vice president of The
Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Executive vice president, senior portfolio manager, and chief economist and investment strategist of Stein Roe; director of research of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 47;
One Financial Center, Boston, MA 02111 (4)
Senior Vice-President
Fund treasurer for Liberty Funds Group LLC since Sept. 1996 and chief financial officer since Aug. 1997; senior vice president of Fidelity Investments prior thereto

Janet Langford Kelly, 42;
One Kellogg Square, Battle Creek, MI 49016 (3)(4)
Trustee
Executive vice president-corporate development, general counsel and secretary of Kellogg Company since Sept. 1999; senior vice president, secretary and general counsel of Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from 1995 to Aug. 1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37;
245 Summer Street, Boston, MA 02210 (4)
Vice-President; Controller
Vice president and assistant controller of CMA

Mary Dillon McKenzie, 45;
One Financial Center, Boston, MA 02111 (4)
Vice-President
President of Liberty Funds Services, Inc.

Charles R. Nelson, 57;
Department of Economics, University of Washington, Seattle, WA
98195 (3)(4)
Trustee
Van Voorhis Professor of Political Economy, Department of
Economics of the University of Washington

Nicholas S. Norton, 40;
12100 East Iliff Avenue, Aurora, CO 80014 (4)
Vice-President
Senior vice president of Liberty Funds Services, Inc. since Aug.
1999; vice president of Scudder Kemper, Inc. prior thereto

Nicolette D. Parrish, 50;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President; Assistant Secretary
Senior legal assistant and assistant secretary of Stein Roe

Thomas C. Theobald, 62;
Suite 1300, 222 West Adams Street, Chicago, IL 60606 (3)(4)
Trustee
Managing director, William Blair Capital Partners (private equity fund)
/_______________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty
Funds Distributor, Inc., the Fund's distributor.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 1999, to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Thomas W. Butch**           -0-                 -0-         -0-
Lindsay Cook                -0-                 -0-         -0-
John A. Bacon Jr.**      $25,500            $117,850      $2,562
William W. Boyd           22,450             104,100       2,263
Douglas A. Hacker         20,650              93,900       2,041
Janet Langford Kelly      22,450             103,400       2,248
Charles R. Nelson         22,450             103,900       2,259
Thomas C. Theobald        22,450             103,400       2,248
_______________
 *At September 30, 1999, the Stein Roe Fund Complex consisted of
  12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
**Mr. Butch served as a trustee until November 3, 1998; Mr. Bacon was elected a trustee effective November 3, 1998.


                     FINANCIAL STATEMENTS

     Please refer to the September 30, 1999 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 1999 and the statements of operations, changes in net assets, financial highlights and notes thereto) and the report of independent accountants contained in the Fund's September 30, 1999 Annual Report. The Financial Statements and the report of independent accountants (but no other material from the Fund's Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                  PRINCIPAL SHAREHOLDERS

     As of December 31, 1999, the only person known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund, within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934, was The Northern Trust Company, F/B/O Liberty Mutual Daily Valuation, P.O. Box 92956, Chicago, IL 60675. It held 11.0% of the Fund's outstanding shares. The Northern Trust Company holds shares of record on behalf of the Liberty Mutual Employees' Thrift-Incentive Plan.

     As of December 31, 1999, approximately 59% of the Fund's outstanding shares were held by clients of Stein Roe in their client accounts. Stein Roe may have discretionary authority over such shares and, accordingly, they could be deemed to be owned "beneficially" by Stein Roe under Rule 13d-3. However, Stein Roe disclaims actual beneficial ownership of such shares. As of December 31, 1999, trustees and officers of the Trust owned less than 1% of the Fund's outstanding shares.


             INVESTMENT ADVISORY AND OTHER SERVICES

     Stein Roe & Farnham Incorporated provides investment management services to the Portfolio and administrative services to the Fund and the Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The sole director of Stein Roe is C. Allen Merritt, Jr.  Mr.
Merritt is Chief Operating Officer of Liberty Financial. His business address is Federal Reserve Plaza, 600 Atlantic Avenue,
Boston, MA 02210.

     Stein Roe Counselor [service mark] is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor [service mark] is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from the Fund and a monthly management fee from the Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                            Year      Year       Year
                                Current    Ended      Ended      Ended
Fund/Portfolio     Type         Rates      9/30/99   9/30/98    9/30/97
------------------------------------------------------------------------
International
  Fund          Management      N/A            N/A        N/A  $407,439
                Administrative  0.15%              $  221,881   219,771
International
  Portfolio     Management      .85%      1,024,073 1,266,810   838,780

     Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursement will enhance the yield of the Fund.

     The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services for the Fund. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $315,067, $358,936 and $354,273 respectively, from the Trust for services performed under this Agreement.


                          DISTRIBUTOR

     Fund shares are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and
(ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectus and other expenses.

     As agent, the Distributor offers shares of the Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Fund. The Distributor offers the Fund's shares only on a best-efforts basis.


                        TRANSFER AGENT

     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from the Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by SSI to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolio.


                            CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund, the Portfolio, and their shareholders to maintain assets in each of the countries in which the Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Fund and the Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                   INDEPENDENT ACCOUNTANTS

     The independent accountants for the Fund and the Portfolio are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.


                     PORTFOLIO TRANSACTIONS

     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

     It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

     Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

     Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Fund may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and
Dealers

     Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

     The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

     Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

     Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

* Database Services-comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
* Quotation/Trading/News Systems-products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
* Economic Data/Forecasting Tools-various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
* Quantitative/Technical Analysis-software tools that assist in quantitative and technical analysis of investment data.
* Fundamental Industry Analysis-industry-specific fundamental investment research.
* Fixed Income Security Analysis-data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
* Other Specialized Tools-other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars.
Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

     In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

     The table below shows information on brokerage commissions paid by the Portfolio (brokerage commissions were paid by the Fund prior to Feb. 3, 1997 and by the Portfolio since that date):

Total amount of brokerage commissions paid during
   fiscal year ended 9/30/99                            $62,718
Amount of commissions paid to brokers or dealers
  who supplied research services to Stein Roe            44,658
Total dollar amount involved in such transactions
  (000 omitted)                                           1,853
Total amount of brokerage commissions paid during
  fiscal year ended 9/30/98                             189,444
Total amount of brokerage commissions paid during
  fiscal year ended 9/30/97                             305,856

     Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.


              ADDITIONAL INCOME TAX CONSIDERATIONS

     The Fund and the Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     The Fund may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

     Passive Foreign Investment Companies. The Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of Fund expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Portfolio holds its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Portfolio intends to treat PFICs as sold on the last day of their fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.


                       INVESTMENT PERFORMANCE

     The Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     Total return performance as of September 30, 1999 was follows:

                     1 year           33.02%
                     5 years           6.78
                     Life of Fund*     5.40
            ________________
            *Life of Fund is from March 1,1994, its date of public
             offering.

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average   New York Stock Exchange Composite
                                 Index
Standard & Poor's 500 Stock    American Stock Exchange Composite
  Index                          Index
Standard & Poor's 400          Nasdaq Composite
  Industrials                  Nasdaq Industrials
Russell 2000 Index
Wilshire 5000

(These indexes are widely      (These indexes generally reflect
recognized indicators of        the performance of stocks traded
general U.S. stock market      in the indicated markets.)
results.)

     In addition, the Fund may compare its performance to the indicated benchmarks:

             Lipper Equity Fund Average
             Lipper General Equity Fund Average
             Lipper International & Global Funds Average
             Lipper International Fund Index
             Morningstar All Equity Funds Average
             Morningstar Equity Fund Average
             Morningstar General Equity Average*
             Morningstar Hybrid Fund Average
             Morningstar U.S. Diversified Average

             *Includes Morningstar Aggressive Growth, Growth,
              Balanced, Equity Income, and Growth and Income
              Averages.

     The Lipper International Fund Index reflects the net asset value weighted return of the ten largest international funds. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                           __________________

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

              Common stocks
              Small company stocks
              Long-term corporate bonds
              Long-term government bonds
              Intermediate-term government bonds
              U.S. Treasury bills
              Consumer Price Index
              _____________________

     The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%
--------------------------------------------
Compound-
ing
Years       Tax-Deferred Investment
----  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239
25    65,164    80,337   101,553   131,327
20    49,273    57,781    68,829    83,204
15    35,022    39,250    44,361    50,540
10    22,184    23,874    25,779    27,925
 5    10,565    10,969    11,393    11,840
 1    2,036      2,060     2,085     2,109

Interest
Rate   3%       5%        7%       9%
-------------------------------------------
Compound-
ing
Years        Taxable Investment
----  ----------------------------------
30   $80,217  $98,343  $121,466  $151,057
25    63,678   75,318    89,528   106,909
20    48,560   55,476    63,563    73,028
15    34,739   38,377    42,455    47,025
10    22,106   23,642    25,294    27,069
 5    10,557   10,943    11,342    11,754
 1    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor [service mark] and the Stein Roe Personal Counselor [service mark] programs and asset allocation and other investment strategies.


       MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     The Fund (which is a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

     The Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

     The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Fund and the Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to the Fund's shareholders.

     The fundamental policies of the Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

     In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.


                       APPENDIX-RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's Corporation
("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                 _______________________

---------------------------------------------------------

   Statement of Additional Information Dated February 1, 2000

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
               One Financial Center, Boston, MA  02111
                         800-338-2550

                 STEIN ROE YOUNG INVESTOR FUND

     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the prospectus of Stein Roe Young Investor Fund dated February 1, 2000, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's September 30, 1999, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.


                     TABLE OF CONTENTS
                                                          Page
General Information.........................................2
Investment Policies.........................................3
Portfolio Investments and Strategies........................3
Investment Restrictions....................................19
Additional Investment Considerations.......................21
Purchases and Redemptions..................................22
Management.................................................26
Financial Statements.......................................29
Principal Shareholders.....................................29
Investment Advisory and Other Services.....................30
Distributor................................................32
Transfer Agent.............................................32
Custodian..................................................32
Independent Accountants....................................33
Portfolio Transactions.....................................33
Additional Income Tax Considerations.......................38
Investment Performance.....................................39
Master Fund/Feeder Fund: Structure and Risk Factors........43
Appendix-Ratings...........................................45

                      GENERAL INFORMATION

     Stein Roe Young Investor Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Fund commenced operations on April 29, 1994. The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding.

     On February 1, 1996, the names of the Fund and of the Trust were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe
Investment Trust" to "Liberty-Stein Roe Funds Investment Trust."

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

     The Fund converted into a "feeder fund" on February 3, 1997; that is, rather than invest in securities directly, it seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a separate "master fund" having the same investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. SR&F Growth Investor Portfolio (the "Portfolio"), the Fund's master fund, is a series of SR&F Base Trust. For more information, please see Master Fund/Feeder Fund: Structure and Risk Factors.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund and investment management services to the Portfolio.


                      INVESTMENT POLICIES

     The Trust and SR&F Base Trust are open-end management investment companies. The Fund and the Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.

     The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Fund or Portfolio may employ the investment techniques described in the Prospectus and Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
--------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
--------------


              PORTFOLIO INVESTMENTS AND STRATEGIES

Debt Securities

     In pursuing its investment objective, the Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Debt securities within the four highest grades are generally referred to as "investment grade." The Portfolio may invest up to 35% of its assets in debt securities, but does not expect to invest more than 5% of its assets in debt securities that are rated below investment grade.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but Stein Roe will consider that fact in determining whether it should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

     When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

     Consistent with its objective, the Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. The Portfolio does not currently intend to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

     By investing in convertible securities, the Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities it purchases are frequently rated investment grade, the Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria.
Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

     The Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Portfolio does not intend to invest, nor during the past fiscal year has it invested, more than 5% of its net assets in unsponsored ADRs.

     As of September 30, 1999, the Portfolio had no holdings of foreign companies.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     The Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows it to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that it may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency it holds. The Portfolio may not engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency it is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive it of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Swaps, Caps, Floors and Collars

     The Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. It would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream it may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the exposure to changes in the value of an index of securities in which the Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift the Portfolio's investment exposure from one type of investment to another. For example, if it agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of its investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time the Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

     Subject to restriction (5) under Investment Restrictions in this SAI, the Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. It would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. It would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. It would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, it could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Portfolio did not loan portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

     The Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Portfolio could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase
Agreements

     The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. During its last fiscal year, the Portfolio did not, nor does it currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

     The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Portfolio did not enter into any reverse repurchase agreements during the fiscal year ended September 30, 1999.

     At the time the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

     The Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, the Portfolio does not deliver from its portfolio the securities sold. Instead, it borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on its behalf, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, it must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. It may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect against the risk of losses in the value of portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount it owns, either directly or indirectly, and, in the case where it owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, it will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which it may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Portfolio is able to enter into short sales. There is no limitation on the amount of assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Portfolio currently expects that no more than 5% of its total assets would be involved in short sales against the box.

Rule 144A Securities

     The Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the
(1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

     Subject to restriction (6) under Investment Restrictions in this SAI, the Fund and the Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. The Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

     Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The Portfolio may have greater portfolio turnover than that of a mutual funds that have the primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

     The Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by the Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, it realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when it is desired.

     The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, it will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If it were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If it were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, it foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by the Portfolio, it would not be able to close out the option.
If restrictions on exercise were imposed, it might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

     The Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index/2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies).
Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
---------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
---------

     The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of its securities or the price of the securities that it intends to purchase. Although other techniques could be used to reduce or increase exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Portfolio does not represent a borrowing or loan by it but is instead settlement between it and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, it realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the investment portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

     The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by it plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/3/ would exceed 5% of total assets.
--------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
--------------

     When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out.

     The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent it has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," the Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

     If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by it, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by it, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If the Portfolio writes an equity call option/4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
---------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
---------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.

     For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If the Portfolio were to enter into a short index future, short index futures option or short index option position and its portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and its stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on its other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.


                      INVESTMENT RESTRICTIONS

     The Fund and the Portfolio operate under the following investment restrictions. Neither the Fund nor the Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund and the Portfolio are also subject to the following nonfundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Neither the Fund nor the Portfolio may:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.


              ADDITIONAL INVESTMENT CONSIDERATIONS

     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


                     PURCHASES AND REDEMPTIONS

Purchases Through Third Parties

     You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their Statements of Additional Information, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

     Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

     The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account-Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

     The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Fund to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

     The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

     You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

     The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received.
However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

     Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

     Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

     Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

     The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

     The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

     Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

     Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Fund may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of the Fund into another no-load Stein Roe Fund, and then back to the Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

     Automatic Exchanges.  You may use the Automatic Exchange
Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

     Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

     Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem an amount of $1,000 or more from your account by calling 800-338-2550. The proceeds will be sent by check to your registered address.

     Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

     Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

     Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.


                          MANAGEMENT

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

Name, Age at February 1, 2000;
Address
Position(s) held with the Trust
Principal occupation(s) during past five years

William D. Andrews, 52;
One South Wacker Drive, Chicago, IL  60606 (4)
Executive Vice-President
Executive vice president of Stein Roe

John A. Bacon Jr., 72;
4N640 Honey Hill Road, Box 296, Wayne, IL 60184 (3)(4)
Trustee
Private investor

Christine Balzano, 34;
245 Summer Street, Boston, MA 02210
Vice-President
Senior vice president of Liberty Funds Services, Inc.; formerly vice president and assistant vice president

William W. Boyd, 73;
2900 Golf Road, Rolling Meadows, IL  60008 (2)(3)(4)
Trustee
Chairman and director of Sterling Plumbing (manufacturer of plumbing products)

David P. Brady, 35;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Senior vice president of Stein Roe since March 1998; vice president of Stein Roe from Nov. 1995 to March 1998; portfolio manager for Stein Roe since 1993

Daniel K. Cantor, 40;
1330 Avenue of the Americas, New York, NY 10019 (4)
Vice-President
Senior vice president of Stein Roe

Kevin M. Carome, 43;
One Financial Center, Boston, MA 02111  (4)
Executive Vice-President; Secretary
Senior vice president, legal, Liberty Funds Group LLC (an affiliate of Stein Roe) since Jan. 1999; general counsel and secretary of Stein Roe since Jan. 1998; associate general counsel and vice president of Liberty Financial Companies, Inc. (the indirect parent of Stein Roe) through Jan. 1999

Denise E. Chasmer, 30;
12100 East Iliff Avenue, Aurora, CO 80014 (4)
Vice-President
Employee of Liberty Funds Services, Inc. and assistant vice president of Stein Roe since Nov. 1999; manager with Scudder
Kemper Investments from Oct. 1995 to Nov. 1999; assistant manager with Scudder Kemper prior thereto

J. Kevin Connaughton, 35;
245 Summer Street, Boston, MA 02210 (4)
Vice-President; Treasurer
Vice president of Colonial Management Associates, Inc. ("CMA"), since February 1998; senior tax manager, Coopers & Lybrand, LLP from April 1996 to January 1998; vice president, 440 Financial
Group/First Data Investor Services Group prior thereto

Lindsay Cook, 47;
600 Atlantic Avenue, Boston, MA 02210 (1)(2)(4)
Trustee
Executive vice president of Liberty Financial Companies, Inc.
since March 1997; senior vice president prior thereto

Michael G. Fisher, 30;
245 Summer Street, Boston, MA 02210 (4)
Vice-President
Tax manager with Liberty Funds Group since Oct. 1998; tax manager with PricewaterhouseCoopers LLP prior thereto

William M. Garrison, 34;
One South Wacker Drive, Chicago, IL  60606
Vice-President
Vice president of Stein Roe since Feb. 1998; associate portfolio manager for Stein Roe since August 1994

Stephen E. Gibson, 46;
One Financial Center, Boston, MA 02111 (4)
President
Vice chairman of Stein Roe since Aug. 1998; chairman, CEO, president and director of Liberty Funds Group since Dec. 1998; chairman of the Colonial Group from July 1998 to Dec. 1998; president of the Colonial Group from Dec. 1996 to Dec. 1998; chairman of Colonial Management Associates, Inc. since Dec. 1998; CEO, president and director of Colonial Management Associates since July 1996; managing director of Putnam Financial Services prior thereto

Erik P. Gustafson, 36;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Senior portfolio manager of Stein Roe; senior vice president of Stein Roe since April 1996; vice president of Stein Roe prior thereto

Douglas A. Hacker, 44;
P.O. Box 66100, Chicago, IL 60666 (3) (4)
Trustee
Executive vice president and chief financial officer of UAL, Inc.
(airline) since July 1999; senior vice president and chief financial officer of UAL, Inc. prior thereto

Loren A. Hansen, 51;
One South Wacker Drive, Chicago, IL  60606  (4)
Executive Vice-President
Chief investment officer/equity of CMA since 1997; executive vice president of Stein Roe since Dec. 1995; vice president of The
Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President
Executive vice president, senior portfolio manager, and chief economist and investment strategist of Stein Roe; director of research of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 47;
One Financial Center, Boston, MA 02111 (4)
Senior Vice-President
Fund treasurer for Liberty Funds Group LLC since Sept. 1996 and chief financial officer since Aug. 1997; senior vice president of Fidelity Investments prior thereto

Janet Langford Kelly, 42;
One Kellogg Square, Battle Creek, MI 49016 (3)(4)
Trustee
Executive vice president-corporate development, general counsel and secretary of Kellogg Company since Sept. 1999; senior vice president, secretary and general counsel of Sara Lee Corporation (branded, packaged, consumer-products manufacturer) from 1995 to Aug. 1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 37;
245 Summer Street, Boston, MA 02210 (4)
Vice-President; Controller
Vice president and assistant controller of CMA

Mary Dillon McKenzie, 45;
One Financial Center, Boston, MA 02111 (4)
Vice-President
President of Liberty Funds Services, Inc.

Charles R. Nelson, 57;
Department of Economics, University of Washington, Seattle, WA
98195 (3)(4)
Trustee
Van Voorhis Professor of Political Economy, Department of
Economics of the University of Washington

Nicholas S. Norton, 40;
12100 East Iliff Avenue, Aurora, CO 80014 (4)
Vice-President
Senior vice president of Liberty Funds Services, Inc. since Aug.
1999; vice president of Scudder Kemper, Inc. prior thereto

Nicolette D. Parrish, 50;
One South Wacker Drive, Chicago, IL  60606  (4)
Vice-President; Assistant Secretary
Senior legal assistant and assistant secretary of Stein Roe

Thomas C. Theobald, 62;
Suite 1300, 222 West Adams Street, Chicago, IL 60606 (3)(4)
Trustee
Managing director, William Blair Capital Partners (private equity fund)
_______________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty
Funds Distributor, Inc., the Fund's distributor.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 1999, to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Thomas W. Butch**           -0-                 -0-         -0-
Lindsay Cook                -0-                 -0-         -0-
John A. Bacon Jr.**      $25,500            $117,850      $2,562
William W. Boyd           22,450             104,100       2,263
Douglas A. Hacker         20,650              93,900       2,041
Janet Langford Kelly      22,450             103,400       2,248
Charles R. Nelson         22,450             103,900       2,259
Thomas C. Theobald        22,450             103,400       2,248
_______________
* At September 30, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
**Mr. Butch served as a trustee until November 3, 1998; Mr. Bacon was elected a trustee effective November 3, 1998.


                       FINANCIAL STATEMENTS

     Please refer to the September 30, 1999 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 1999 and the statements of operations, changes in net assets, financial highlights and notes thereto) and the report of independent accountants contained in the Fund's September 30, 1999 Annual Report. The Financial Statements and the report of independent accountants (but no other material from the Fund's Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                    PRINCIPAL SHAREHOLDERS

     As of December 31, 1999, the only person known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 was as follows:

Name and Address                            Approximate Percentage
                                               of Outstanding
                                                 Shares Held
-----------------------------------------------------------------
Charles Schwab & Co., Inc. (1)
Special Custody Account for
  the Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104                              12%
____________
(1) Shares held for accounts of customers.

     As of December 31, 1999, trustees and officers of the Trust owned less than 1% of the Fund's outstanding shares.


              INVESTMENT ADVISORY AND OTHER SERVICES

     Stein Roe & Farnham Incorporated provides investment management services and administrative services to the Fund and the Portfolio. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Management Corporation, which is a wholly owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The sole director of Stein Roe is C. Allen Merritt, Jr.  Mr.
Merritt is Chief Operating Officer of Liberty Financial. His business address is Federal Reserve Plaza, 600 Atlantic Avenue,
Boston, MA 02210.

     Stein Roe Counselor [service mark] is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor [service mark] is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor [service mark] are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from the Fund at an annual rate of 0.20% of the first $500 million of average net assets, 0.15% of the next $500 million, and 0.125% thereafter; and a monthly management fee from the Portfolio at an annual rate of 0.60% of the first $500 million, 0.55% of the next $500 million, and 0.50% thereafter. The table below shows gross fees paid for the three most recent fiscal years and any expense reimbursements by Stein
Roe:

                               Year Ended  Year Ended  Year Ended
           Type of Payment      9/30/99      9/30/98    9/30/97
------------------------------------------------------------------
Fund       Management fee      $     -     $     -      $501,602
           Administrative fee   1,546,109   1,185,625    695,027
           Reimbursement                -           -    196,907
Portfolio  Management fee       5,415,558   3,758,114  1,567,638

     Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that its total annual expenses (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which its shares are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursement will enhance the yield of the Fund.

     The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of the Fund are paid solely out of its assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services for the Fund. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1997, 1998 and 1999, Stein Roe received aggregate fees of $315,067, $358,936 and $354,273 respectively, from the Trust for services performed under this Agreement.


                          DISTRIBUTOR

     Shares of the Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

     As agent, the Distributor offers shares to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Fund. The Distributor offers Fund shares only on a best-efforts basis.


                         TRANSFER AGENT

     SteinRoe Services Inc. ("SSI"), One South Wacker Drive, Chicago, IL 60606, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from the Fund a fee based on an annual rate of .22 of 1% of average net assets. The Trust believes the charges by SSI to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, SSI also provides certain investor accounting services to the Portfolio.


                          CUSTODIAN

     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

     Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Portfolio and the Fund and its shareholders to maintain assets in each of the countries in which the Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Portfolio, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Fund and the Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                       INDEPENDENT ACCOUNTANTS

     The independent accountants for the Fund and the Portfolio are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.


                      PORTFOLIO TRANSACTIONS

     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

     It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

     Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

     Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Fund may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and
Dealers

     Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

     The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

     Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

     Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

* Database Services-comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
* Quotation/Trading/News Systems-products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
* Economic Data/Forecasting Tools-various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
* Quantitative/Technical Analysis-software tools that assist in quantitative and technical analysis of investment data.
* Fundamental Industry Analysis-industry-specific fundamental investment research.
* Fixed Income Security Analysis-data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
* Other Specialized Tools-other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars.
Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

     In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

     The table below shows information on brokerage commissions paid by the Fund or the Portfolio during the last three fiscal years:

Total amount of brokerage commissions paid during
  fiscal year ended 9/30/99                             $2,204,246
Amount of commissions paid to brokers or dealers
  who supplied research services to Stein Roe              437,146
Total dollar amount involved in such transactions
  (000 omitted)                                          1,334,432
Total amount of brokerage commissions paid during
  fiscal year ended 9/30/97                                807,008
Total amount of brokerage commissions paid during
  fiscal year ended 9/30/96                                512,584

     Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

     During the last fiscal year, the Portfolio held securities issued by one or more of its regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at September 30, 1999:

           Broker-Dealer                 Value of Securities Held
                                               (in thousands)
-----------------------------------------------------------------
          Goldman Sachs & Company                 $10,034


                 ADDITIONAL INCOME TAX CONSIDERATIONS

     The Fund and the Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of net investment income and capital gains currently distributed to shareholders.

     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     To the extent the Portfolio invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which its shareholders will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.


                       INVESTMENT PERFORMANCE

     The Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

 Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     Total return performance as of September 30, 1999, was as follows:

              1 year             23.89%
              5 years            24.72
              Life of Fund*      23.13
              ________
              *Life of Fund is from its date of public offering,
               April 29, 1994 .

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate.

     The Fund may compare its performance to the Consumer Price
Index (All Urban), a widely recognized measure of inflation. Its performance also may be compared to the following indexes or averages:

Dow-Jones Industrial Average   New York Stock Exchange Composite
                                 Index
Standard & Poor's 500 Stock    American Stock Exchange Composite
  Index                          Index
Standard & Poor's 400          Nasdaq Composite
  Industrials                  Nasdaq Industrials
Russell 2000 Index
Wilshire 5000

(These indexes are widely      (These indexes generally reflect
recognized indicators of        the performance of stocks traded
general U.S. stock market      in the indicated markets.)
results.)

     In addition, the Fund may compare its performance to the following benchmarks:

           Lipper Equity Fund Average
           Lipper General Equity Fund Average
           Lipper Growth Fund Average
           Lipper Growth Fund Index
           Morningstar All Equity Funds Average
           Morningstar Domestic Stock Average
           Morningstar Equity Fund Average
           Morningstar General Equity Average*
           Morningstar Growth Fund Average
           Morningstar Hybrid Fund Average
           Morningstar Total Fund Average
           Morningstar U.S. Diversified Average
           _________
           *Includes Morningstar Aggressive Growth, Growth,
           Balanced, Equity Income, and Growth and Income
           Averages.

     Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place it into) a new category, it may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                         ________________

     To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

              Common stocks
              Small company stocks
              Long-term corporate bonds
              Long-term government bonds
              Intermediate-term government bonds
              U.S. Treasury bills
              Consumer Price Index
              _____________________

     The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%
--------------------------------------------
Compound-
ing
Years       Tax-Deferred Investment
----  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239
25    65,164    80,337   101,553   131,327
20    49,273    57,781    68,829    83,204
15    35,022    39,250    44,361    50,540
10    22,184    23,874    25,779    27,925
 5    10,565    10,969    11,393    11,840
 1    2,036      2,060     2,085     2,109

Interest
Rate   3%       5%        7%       9%
-------------------------------------------
Compound-
ing
Years        Taxable Investment
----  ----------------------------------
30   $80,217  $98,343  $121,466  $151,057
25    63,678   75,318    89,528   106,909
20    48,560   55,476    63,563    73,028
15    34,739   38,377    42,455    47,025
10    22,106   23,642    25,294    27,069
 5    10,557   10,943    11,342    11,754
 1    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

     From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor
[service mark] program and asset allocation and other investment strategies.


          MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     The Fund, which is an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. The Fund bears its proportionate share of the Portfolio's expenses.

     See Management for the names of and additional information about the trustees and officers. Since the Trust and SR&F Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the Fund and the Portfolio.

     Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

     SR&F Growth Investor Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

     The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

     The fundamental policies of the Fund and the corresponding fundamental policies of the Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

     In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of the Portfolio's net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.


                              APPENDIX-RATINGS

RATINGS IN GENERAL

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities in which a fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                        _______________________